UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end:    September 30, 2005

Date of reporting period:    December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Equity Income Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (80.7%)
Consumer Discretionary (3.4%)
Diageo PLC - ADR	24,895	$1,440,923

Consumer Staples (7.3%)
Altria Group, Inc.	26,000	1,588,600
General Mills, Inc.	30,500	1,516,155

		3,104,755

Energy (12.8%)
ChevronTexaco Corp.	28,500	1,496,535
ConocoPhillips	17,900	1,554,257
Kinder Morgan, Inc.	17,700	1,294,401
PPL Corp.	21,000	1,118,880

		5,464,073

Financials (31.9%)
ACE, Ltd.	33,300	1,423,575
Alliance Capital Management Holding L.P.	29,600	1,243,200
Cincinnati Financial Corp.	32,664	1,445,709
Equity One, Inc.	51,200	1,214,976
First Industrial Realty Trust, Inc.	31,200	1,270,776
Marsh & McLennan Companies, Inc.	47,500	1,562,749
North Fork Bancorporation, Inc.	50,361	1,452,915
St. Paul Companies, Inc. (The)	36,895	1,367,698
U.S. Bancorp	44,000	1,378,080
Weinharten Realty Investors	31,800	1,275,180

		13,634,858

Health Care (7.3%)
Abbott Laboratories	31,700	1,478,805
Merck & Company, Inc.	51,400	1,651,996

		3,130,801

Industrials (6.1%)
Bemis Company, Inc.	47,300	1,375,957
General Electric Co.	34,400	1,255,600

		2,631,557

Information Technology (3.6%)
Nokia Corp. - ADR	99,000	1,551,330

Materials (2.9%)
Sonoco Products Co.	41,600	1,233,440

Telecommunication Services (2.6%)
Verizon Communications, Inc.	27,200	1,101,872

Utilities (2.8%)
Pinnacle West Capital Corp.	26,500	1,176,865

Total Common Stocks (Cost $30,592,823)		34,470,474

Investment Companies (1.4%)
Van Kampen Trust for Investment Grade Municipals	20,200	301,990
Van Kampen Municipal Trust	19,900	292,132

Total Investment Companies (Cost $582,168)		594,122

Repurchase Agreement (17.4%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $7,415,871 (Collateralized fully by U.S. Government Agencies)	$7,414,604	7,414,604

Total Repurchase Agreement (Cost $7,414,604)		7,414,604

Total Investments (Cost $38,589,595) (a) - 99.5%		$42,479,200

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,051,650
Unrealized depreciation	(162,045)

Net unrealized appreciation	$3,889,605

ADR	– American Depository Receipt.

See accompanying notes to the schedules of portfolio investments.

Large Company Value Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.0%)
Consumer Discretionary (8.7%)
Gannett Company, Inc.	206,000	$16,830,200
Mattel, Inc.	399,800	7,792,102
May Department Stores Co. (c)	273,250	8,033,550
V.F. Corp.	58,250	3,225,885
Walt Disney Co. (The) (c)	645,000	17,931,000
Whirlpool Corp. (c)	108,000	7,474,680

		61,287,417

Consumer Staples (5.8%)
Albertson’s, Inc. (c)	337,720	8,064,754
Altria Group, Inc. (c)	233,590	14,272,349
Kimberly-Clark Corp.	159,500	10,496,695
Sara Lee Corp.	337,010	8,135,421

		40,969,219

Energy (11.7%)
Anadarko Petroleum Corp. (c)	194,500	12,605,545
ChevronTexaco Corp. (c)	315,460	16,564,805
ConocoPhillips	249,417	21,656,878
Exxon Mobil Corp.	185,000	9,483,100
Royal Dutch Petroleum Co. - NY Shares (c)	272,600	15,641,788
Schlumberger, Ltd.	101,000	6,761,950

		82,714,066

Financials (28.4%)
American Express Co.	112,500	6,341,625
American International Group, Inc. (c)	95,000	6,238,650
Aon Corp. (c)	395,762	9,442,881
Bank of America Corp.	392,600	18,448,273
Citigroup, Inc.	324,666	15,642,408
Equity Residential, REIT	179,000	6,476,220
Fannie Mae (c)	116,000	8,260,360
Franklin Resources, Inc.	121,000	8,427,650
ING Groep NV – ADR (c)	296,680	8,974,570
J.P. Morgan Chase & Co.	207,772	8,105,186
Lincoln National Corp.	98,900	4,616,652
Merrill Lynch & Company, Inc. (c)	140,000	8,367,800
Northern Trust Corp. (c)	307,718	14,948,940
Old Republic International Corp.	268,000	6,780,400
PNC Financial Services Group (c)	252,500	14,503,600
St. Paul Companies, Inc.	408,500	15,143,095
SunTrust Banks, Inc.	151,000	11,155,880
Washington Mutual, Inc. (c)	333,000	14,079,240
Wells Fargo & Co. (c)	248,000	15,413,200

		201,366,630

Health Care (8.9%)
Abbott Laboratories	261,000	12,175,650
Becton, Dickinson & Co.	110,600	6,282,080
Bristol-Myers Squibb Co.	228,080	5,843,410
Cigna Corp.	139,700	11,395,329
HCA, Inc. (c)	180,800	7,224,768
Johnson & Johnson (c)	112,600	7,141,092
Merck & Company, Inc.	343,000	11,024,020

Schering-Plough Corp. (c)	102,400	2,138,112

		63,224,461

Industrials (11.1%)
CSX Corp. (c)	270,200	10,829,616
Emerson Electric Co.	261,370	18,322,037
General Electric Co.	240,000	8,760,000
H & R Block, Inc. (c)	71,000	3,479,000
Neenah Paper, Inc. (b)	4,681	152,601
Parker-Hannifin Corp. (c)	112,000	8,482,880
Pitney Bowes, Inc.	323,800	14,985,464
Raytheon Co.	342,500	13,299,275

		78,310,873

Information Technology (7.8%)
Agilent Technologies, Inc. (b) (c)	285,419	6,878,598
Automatic Data Processing, Inc.	212,400	9,419,940
First Data Corp.	177,000	7,529,580
Hewlett-Packard Co. (c)	440,000	9,226,800
IBM Corp.	62,800	6,190,824
Microsoft Corp.	268,000	7,158,280
Nokia Corp. – ADR (c)	550,000	8,618,500

		55,022,522

Materials (4.5%)
Air Products & Chemicals, Inc.	149,700	8,678,109
Alcoa, Inc.	246,000	7,729,320
E.I. DuPont de Nemours & Co.	80,600	3,953,430
Weyerhaeuser Co.	170,500	11,461,010

		31,821,869

Telecommunication Services (5.8%)
AT&T Corp.	113,824	2,169,485
BellSouth Corp.	405,000	11,254,950
SBC Communications, Inc.	430,400	11,091,408
Sprint Corp. (c)	293,400	7,290,990
Time Warner, Inc. (b) (c)	474,000	9,214,560

		41,021,393

Utilities (5.3%)
Dominion Resources, Inc. (c)	109,000	7,383,660
Duke Energy Corp. (c)	267,000	6,763,110
FPL Group, Inc. (c)	25,000	1,868,750
NiSource, Inc. (c)	493,100	11,232,818
TXU Corp. (c)	106,800	6,895,008
Xcel Energy, Inc.	191,275	3,481,205

		37,624,551

Total Common Stocks (Cost $512,730,329)		693,363,001

Repurchase Agreement (1.5%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $11,102,352 (Collateralized fully by U.S. Government Agencies)	$11,101,088	11,101,088

Total Repurchase Agreement (Cost $11,101,088)		11,101,088

Securities Held as Collateral for Securities on Loan (32.0%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	226,765,202	226,765,202

Total Securities Held as Collateral for Securities on Loan (Cost $226,765,202)		226,765,202

Total Investments (Cost $750,596,619) (a) - 131.6%		$931,229,291

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$191,582,014
Unrealized depreciation	(10,949,342)

Net unrealized appreciation	$180,632,672

(b)	Represents non-income producing securities.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans

ADR	– American Depository Receipt.
REIT	– Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Large Company Growth Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.0%)
Consumer Discretionary (14.0%)
Best Buy Co., Inc. (b)	70,000	$4,159,400
Coach, Inc. (b) (c)	85,000	4,794,000
eBay, Inc. (b) (c)	42,000	4,883,760
Harley-Davidson Inc. (c)	90,000	5,467,500
Hershey Foods Corp.	76,000	4,221,040
Home Depot, Inc.	238,700	10,202,038
News Corp.-Class B (c)	270,000	5,184,000
Starbucks Corp. (b)	68,000	4,240,480
Target Corp.	170,000	8,828,100
Williams Sonoma, Inc. (b) (c)	108,000	3,784,320

		55,764,638

Consumer Staples (11.8%)
Estee Lauder Co., Inc. (The) - Class A	173,000	7,918,210
Gillette Co. (The) (c)	84,600	3,788,388
PepsiCo, Inc.	176,900	9,234,180
Procter & Gamble Co.	218,000	12,007,440
Sysco Corp.	263,000	10,038,710
Wal-Mart Stores, Inc.	77,000	4,067,140

		47,054,068

Energy (1.2%)
Anadarko Petroleum Corp. (c)	29,500	1,911,895
Apache Corp.	33,500	1,694,095
Baker Hughes, Inc. (c)	13,500	576,045
Devon Energy Corp.	20,000	778,400

		4,960,435

Financials (9.2%)
American Express Co. (c)	143,000	8,060,910
American International Group, Inc. (c)	125,000	8,208,750
Citigroup, Inc.	90,000	4,336,200
Fannie Mae (c)	67,000	4,771,070
J.P. Morgan Chase & Co.	95,000	3,705,950
Morgan Stanley (c)	67,000	3,719,840
PNC Financial Services Group	24,500	1,407,280
Wachovia Corp.	45,000	2,367,000

		36,577,000

Health Care (24.9%)
Abbott Laboratories (b)	50,000	2,332,500
Amgen, Inc. (b)	115,000	7,377,250
Becton, Dickinson & Co.	150,000	8,520,000
Boston Scientific Corp. (b)	58,745	2,088,385
Bristol-Myers Squibb Co. (c)	75,000	1,921,500

Genentech, Inc. (b)	45,000	2,449,800
Genzyme Corp. (b) (c)	80,000	4,645,600
Gilead Sciences, Inc. (b) (c)	205,000	7,172,950
GlaxoSmithKline plc – ADR (c)	176,300	8,354,857
Johnson & Johnson (c)	259,000	16,425,780
Medtronic, Inc.	127,000	6,308,090
Pfizer, Inc.	275,000	7,394,750
Quest Diagnostics, Inc. (c)	84,000	8,026,200
St. Jude Medical, Inc. (b)	75,000	3,144,750
UnitedHealth Group, Inc. (c)	125,000	11,003,750
Wyeth (c)	50,000	2,129,500

		99,295,662

Industrials (8.2%)
Danaher Corp.	20,000	1,148,200
FedEx Corp. (c)	78,000	7,682,220
General Electric Co.	163,000	5,949,500
Honeywell International, Inc.	115,000	4,072,150
Illinois Tool Works, Inc.	41,500	3,846,220
Tyco International, Ltd. (c)	128,000	4,574,720
United Technologies Corp.	53,500	5,529,225

		32,802,235

Information Technology (27.4%)
Adobe Systems, Inc. (c)	106,000	6,650,440
Affiliated Computer Services, Inc. - Class A (b) (c)	159,000	9,570,210
Analog Devices, Inc.	101,000	3,728,920
Cisco Systems, Inc. (b)	586,000	11,309,800
Dell, Inc. (b) (c)	291,000	12,262,740
Flextronics International, Ltd. (b) (c)	175,000	2,418,500
Freescale Semiconductor, Inc. (b)	24,291	445,983
IBM Corp.	40,000	3,943,200
Intel Corp.	583,500	13,648,065
Linear Technology Corp. (c)	100,000	3,876,000
Microsoft Corp.	520,500	13,902,554
Motorola, Inc. (c)	220,000	3,784,000
Oracle Corp. (b)	510,000	6,997,200
SAP – ADR (c)	195,000	8,620,950
Texas Instruments, Inc.	310,000	7,632,200

		108,790,762

Materials (1.3%)
Alcoa, Inc.	65,000	2,042,300
Phelps Dodge Corp. (c)	30,000	2,967,600
		5,009,900

Total Common Stocks (Cost $321,074,503)		390,254,700

Repurchase Agreement (2.0%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $7,989,291 (Collateralized fully by U.S. Government Agencies)	$7,987,927	7,987,927

Total Repurchase Agreement (Cost $7,987,927)		7,987,927

Securities Held as Collateral for Securities on Loan (34.4%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	136,803,162	136,803,162

Total Securities Held as Collateral for Securities on Loan (Cost $136,803,162)		136,803,162

Total Investments (Cost $465,865,592) (a) - 134.4%		$535,045,789

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$72,339,978
Unrealized depreciation	(3,159,781)

Net unrealized appreciation	$69,180,197

(b)	Represents non-income producing securities.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 - Security Loans.

ADR	– American Depository Receipt

See accompanying notes to the schedules of portfolio investments.

Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.0%)
Consumer Discretionary (10.1%)
Advance Auto Parts, Inc. (b)(c)	30,000	$1,310,400
American Greetings Corp. - Class A	100,000	2,535,000
Cato Corp. - Class A	66,000	1,902,120
Circuit City Stores, Inc.	150,000	2,346,000
Genuine Parts Co. (c)	99,000	4,361,940
Knight-Ridder, Inc.	36,000	2,409,840
Media General, Inc. - Class A	22,900	1,484,149
Outback Steakhouse, Inc. (c)	69,000	3,158,820
Pier 1 Imports, Inc. (c)	120,000	2,364,000

		21,872,269

Consumer Staples (5.2%)
BJ’s Wholesale Club, Inc. (b)(c)	37,000	1,077,810
Ruddick Corp.	80,000	1,735,200
Sensient Technologies Corp.	115,000	2,758,850
SUPERVALU, Inc.	95,000	3,279,400
UST, Inc. (c)	52,000	2,501,720

		11,352,980

Energy (8.7%)
Burlington Resources, Inc. (c)	94,000	4,089,000
EOG Resources, Inc. (c)	36,000	2,568,960
Kerr-McGee Corp. (c)	91,000	5,258,890
Sunoco, Inc. (c)	61,900	5,057,849
Tidewater, Inc. (c)	50,000	1,780,500

		18,755,199

Financials (25.1%)
Ambac Financial Group, Inc. (c)	30,000	2,463,900
American Capital Strategies, Ltd.	44,000	1,467,400
Arthur J. Gallagher & Co.	150,000	4,875,000
Banknorth Group, Inc.	55,000	2,013,000
City Holding Co.	50,000	1,812,000
Commerce Bancshares, Inc.	50,400	2,530,080
Compass Bancshares, Inc.	115,000	5,597,050
Edwards (A.G.), Inc. (c)	50,000	2,160,500
Equity Inns, Inc., REIT	140,000	1,643,600
Erie Indemnity Co. - Class A	42,000	2,207,940
First American Corp.	180,000	6,325,200
First Horizon National Corp. (c)	22,900	987,219
First Industrial Realty Trust, REIT	36,000	1,466,280
Hibernia Corp. - Class A	39,000	1,150,890
Jefferson-Pilot Corp. (c)	103,000	5,351,880
Mercantile Bankshares Corp.	90,000	4,698,000
Nuveen Investments - Class A	66,000	2,605,020
ProLogis Trust, REIT	70,000	3,033,100
Sovran Self Storage, Inc., REIT	50,000	2,107,000

		54,495,059

Health Care (8.4%)
AmerisourceBergen Corp. (c)	48,000	2,816,640
Becton, Dickinson & Co.	53,000	3,010,400

C.R. Bard, Inc.	40,000	2,559,200
Mentor Corp.	115,000	3,880,100
Mylan Laboratories, Inc.	160,000	2,828,800
Perrigo Co.	115,000	1,986,050
Watson Pharmaceuticals, Inc. (b)(c)	36,000	1,181,160

		18,262,350

Industrials (12.3%)
American Power Conversion Corp. (c)	150,000	3,210,000
Banta Corp.	57,000	2,551,320
Burlington Northern Santa Fe Corp.	60,000	2,838,600
Griffon Corp. (b)(c)	80,000	2,160,000
L-3 Communications Holdings, Inc.	42,100	3,083,404
Lincoln Electric Holdings, Inc.	70,000	2,417,800
Northrop Grumman Corp.	44,000	2,391,840
Pall Corp.	50,000	1,447,500
Parker-Hannifin Corp.	50,000	3,787,000
R.R. Donnelley & Sons Co.	80,000	2,823,200

		26,710,664

Information Technology (11.6%)
Activision, Inc. (b)	164,250	3,314,565
Andrew Corp. (b)	199,000	2,712,370
AVX Corp.	130,000	1,638,000
Check Point Software Technologies, Ltd. (b)(c)	75,000	1,847,250
Checkpoint Systems, Inc. (b)(c)	99,000	1,786,950
Imation Corp.	42,100	1,340,043
National Semiconductor Corp. (b)	120,000	2,154,000
Paychex, Inc.	44,000	1,499,520
Storage Technology Corp. (b)(c)	59,000	1,864,990
SunGard Data Systems, Inc. (b)(c)	115,000	3,257,950
Sybase, Inc. (b)	70,000	1,396,500
VERITAS Software Corp. (b)(c)	83,000	2,369,650

		25,181,788

Materials (8.4%)
Albemarle Corp.	103,000	3,987,130
Martin Marietta Materials, Inc.	44,000	2,361,040
Praxair, Inc.	100,000	4,415,000
Rayonier, Inc.	49,000	2,396,590
Sonoco Products Co.	75,000	2,223,750
Worthington Industries, Inc.	150,000	2,937,000

		18,320,510

Telecommunication Services (1.1%)
UTStarcom, Inc. (b)(c)	62,000	1,373,300
Wireless Facilities, Inc. (b)(c)	109,000	1,028,960

		2,402,260

Utilities (7.1%)
Consolidated Edison, Inc.	69,000	3,018,750
FPL Group, Inc. (c)	48,000	3,588,000
National Fuel Gas Co.	111,000	3,145,740
NiSource, Inc.	119,000	2,710,820
Piedmont Natural Gas Company, Inc. (c)	123,800	2,877,112

		15,340,422

Total Common Stocks (Cost $149,631,180)		212,693,501

Repurchase Agreement (2.0%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $4,355,808 (Collateralized fully by U.S. Government Agencies)	$4,355,064	4,355,064

Total Repurchase Agreement (Cost $4,355,064)		4,355,064

Securities Held as Collateral for Securities on Loan (25.9%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	56,227,197	56,227,197

Total Securities Held as Collateral for Securities on Loan (Cost $56,227,197)		56,227,197

Total Investments (Cost $210,213,441) (a) - 125.9%		$273,275,762

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$63,452,112
Unrealized depreciation	(389,791)

Net unrealized appreciation	$63,062,321

(b)	Represents non-income producing securities.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans.

REIT	– Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Mid Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.5%)
Consumer Discretionary (25.7%)
American Eagle Outfitters, Inc. (c)	47,000	$2,213,700
Coach, Inc. (b)(c)	60,000	3,384,000
Florida Rock Industries, Inc.	33,000	1,964,490
Gol-Linhas Aereas Intelegentes S.A. (b)	68,000	2,167,840
Harman International Industries, Inc.	22,000	2,794,000
Hilton Hotels Corp.	81,000	1,841,940
MSC Industrial Direct Company, Inc. - Class A	57,000	2,050,860
PETsMART, Inc. (c)	79,000	2,806,870
Royal Caribbean Cruises, Ltd.	37,000	2,014,280
Staples, Inc. (c)	51,000	1,719,210
Starbucks Corp. (b)(c)	28,500	1,777,260
Starwood Hotels & Resorts Worldwide, Inc. (c)	55,000	3,212,000
Toll Brothers, Inc. (b)(c)	33,000	2,264,130
Urban Outfitters, Inc. (b)	78,000	3,463,200
Washington Post Co. (The) - Class B	1,450	1,425,379

		35,099,159

Consumer Staples (1.8%)
United Natural Foods, Inc. (b)(c)	81,000	2,519,100

Energy (5.4%)
Baker Hughes, Inc. (c)	23,000	981,410
Chesapeake Energy Corp. (c)	61,000	1,006,500
Massey Energy Co. (c)	34,500	1,205,775
Peabody Energy Corp. (c)	25,500	2,063,205
Weatherford International, Ltd. (b)(c)	20,000	1,026,000
XTO Energy, Inc. (c)	29,500	1,043,710

		7,326,600

Financials (6.8%)
Ameritrade Holding Corp. (b)	120,000	1,706,400
Doral Financial Corp. (c)	45,000	2,216,250
Legg Mason, Inc. (c)	25,500	1,868,130
Providian Financial Corp. (b)(c)	115,000	1,894,050
T. Rowe Price Group, Inc.	27,000	1,679,400

		9,364,230

Health Care (13.0%)
Biogen Idec, Inc. (b)(c)	23,500	1,565,335
Caremark Rx, Inc. (b)(c)	50,000	1,971,500
Cooper Companies, Inc. (The) (c)	18,500	1,305,915
Covance, Inc. (b)	42,500	1,646,875
Dade Behring Holdings, Inc. (b)(c)	30,000	1,680,000
Fisher Scientific International, Inc. (b)(c)	25,000	1,559,500
Genzyme Corp. (b)(c)	29,500	1,713,065
Kinetic Concepts, Inc. (b)	28,000	2,136,400
Patterson Companies, Inc. (b)(c)	33,000	1,431,870
Varian Medical Systems, Inc. (b)(c)	35,000	1,513,400
Zimmer Holdings, Inc. (b)(c)	15,000	1,201,800

		17,725,660

Industrials (13.7%)
Amphenol Corp. - Class A (b)(c)	61,000	2,241,140
Cree, Inc. (b)(c)	35,000	1,402,800
Cummins, Inc. (c)	18,600	1,558,494
Fastenal Co. (c)	26,000	1,600,560
International Rectifier Corp. (b)(c)	45,000	2,005,650
J.B. Hunt Transport Services, Inc.	44,500	1,995,825
National-Oilwell, Inc. (b)(c)	29,300	1,033,997
Norfolk Southern Corp.	58,500	2,117,115
Rockwell Automation, Inc. (c)	57,000	2,824,350
Yellow Roadway Corp. (b)(c)	35,000	1,949,850

		18,729,781

Information Technology (27.1%)
Adobe Systems, Inc. (c)	27,500	1,725,350
Alliance Data Systems Corp. (b)(c)	39,000	1,851,720
Apple Computer, Inc. (b)	66,000	4,250,400
ATI Technologies, Inc. (b)	106,000	2,055,340
AutoDesk, Inc.	112,000	4,250,400
Cerner Corp. (b)(c)	28,500	1,515,345
Cognizant Technology Solutions Corp. (b)(c)	67,000	2,836,110
Comverse Technology, Inc. (b)(c)	102,000	2,493,900
Expeditors International of Washington, Inc.	16,000	894,080
FLIR Systems, Inc. (b)(c)	21,500	1,371,485
Getty Images, Inc. (b)	24,000	1,652,400
InfoSpace, Inc. (b)(c)	45,000	2,139,750
Juniper Networks, Inc. (b)(c)	66,000	1,794,540
McAfee, Inc. (b)(c)	52,000	1,504,360
Marvell Technology Group, Ltd. (b)(c)	75,000	2,660,250
Network Appliance, Inc. (b)(c)	68,000	2,258,960
Zebra Technologies Corp. - Class A (b)(c)	32,625	1,836,135

		37,090,525

Telecommunication Services (5.0%)
American Tower Corp. - Class A (b)(c)	70,000	1,288,000
Nextel Partners, Inc. - Class A (b)(c)	92,000	1,797,680
SpectraSite, Inc. (b)(c)	28,000	1,621,200
XM Satellite Radio Holdings, Inc. – Class A (b)(c)	55,000	2,069,100

		6,775,980

Total Common Stocks (Cost $93,212,502)		134,631,035

Repurchase Agreement (1.2%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $1,645,969 (Collateralized fully by U.S. Government Agencies)	$1,645,688	1,645,688

Total Repurchase Agreement (Cost $1,645,688)		1,645,688

Securities Held as Collateral for Securities on Loan (46.2%)
Pool of various securities for BB&T Funds – Note 2 - Security Loans	63,245,362	63,245,362

Total Securities Held as Collateral for Securities on Loan (Cost $63,245,362 )		63,245,362

Total Investments (Cost $158,103,552) (a) - 145.9%		$199,522,085

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$41,441,069
Unrealized depreciation	(22,536)

Net unrealized appreciation	$41,418,533

(b)	Represents non-income producing securities.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans.

See accompanying notes to the schedules of portfolio investments.

Small Company Value Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (93.9%)
Consumer Discretionary (17.7%)
American Eagle Outfitters, Inc. (c)	12,965	$610,652
BorgWarner, Inc. (c)	15,420	835,302
CEC Entertainment, Inc. (b)	19,287	770,901
Deb Shops, Inc.	32,284	808,391
Inter Parfums, Inc. (c)	40,800	648,720
Lone Star Steakhouse & Saloon, Inc.	13,000	364,000
M.D.C. Holdings, Inc. (c)	6,085	525,987
Michaels Stores, Inc. (c)	16,854	505,114
Movie Gallery, Inc. (c)	30,000	572,100
Nautilus Group, Inc. (The)	31,996	773,343
OshKosh B’Gosh, Inc. - Class A	19,811	423,955
Payless ShoeSource, Inc. (b) (c)	54,300	667,890
Polaris Industries, Inc.	8,616	586,060
Saucony, Inc. Class B	26,995	733,994
Standard Motor Products, Inc.	39,800	628,840
Stanley Furniture Company, Inc.	19,137	860,209
Strattec Security Corp. (b)	16,207	1,014,883
Talbots, Inc. (The)	20,883	568,644
Zale Corp. (b) (c)	12,696	379,230

		12,278,215

Consumer Staples (1.7%)
Fresh Del Monte Produce, Inc.	25,321	749,755
Sensient Technologies Corp.	18,800	451,012

		1,200,767

Energy (7.4%)
Berry Petroleum Co. - Class A	12,968	618,574
Cabot Oil & Gas Corp.	16,244	718,797
Forest Oil Corp. (b) (c)	28,606	907,381
Newfield Exploration Co. (b)	11,875	701,219
Oceaneering International, Inc. (b) (c)	22,712	847,612
Oil States International, Inc. (b)	40,919	789,328
Teekay Shipping Corp. (c)	12,932	544,567

		5,127,478

Financials (26.5%)
AmerUs Group Co. (c)	21,948	994,244
Assured Guaranty, Ltd.	37,500	737,625
BRE Properties, Inc. - Class A	20,570	829,177
CNA Surety Corp. (b)	100,840	1,346,213
Colonial BancGroup, Inc. (c)	42,960	912,041
Dime Community Bancshares	47,832	856,671
Downey Financial Corp.	12,280	699,960
First State Bancorp	25,508	937,674
FirstFed Financial Corp. (b)	13,749	713,161
Getty Realty Corp., REIT	10,570	303,676
Heritage Property Investment Trust, REIT	23,680	759,891
Hilb, Rogal & Hamilton Co.	17,092	619,414
Hub International, Ltd.	40,076	737,799
InnKeepers USA Trust, REIT	68,492	972,586
Investment Technology Group, Inc. (b)	51,010	1,020,200

IPC Holdings, Ltd.	21,150	920,237
NewAlliance Bancshares, Inc.	33,706	515,702
Peoples Bancorp, Inc.	26,534	727,828
Protective Life Corp.	22,582	964,026
Midland Co. (The)	22,842	714,269
Mills Corp. (The), REIT (c)	11,244	716,917
Phoenix Companies, Inc. (The) (c)	46,500	581,250
Triad Guaranty, Inc. (b)	12,920	781,402

		18,361,963

Health Care (6.1%)
AMERIGROUP Corp. (b)	9,112	689,414
Invacare Corp.	17,004	786,605
Owens & Minor, Inc.	29,743	837,860
Pediatrix Medical Group, Inc. (b)	7,184	460,135
Renal Care Group, Inc. (b)	25,182	906,300
Sierra Health Services, Inc. (b) (c)	9,705	534,843

		4,215,157

Industrials (18.3%)
Briggs & Stratton Corp. (c)	13,924	578,960
Curtiss-Wright Corp.	15,140	869,187
EMCOR Group, Inc. (b)	8,502	384,120
Esterline Technologies Corp. (b)	17,700	577,905
Gardner Denver, Inc. (b)	23,040	836,122
Genlyte Group (b)	10,266	879,591
Gorman-Rupp Co.	20,225	465,175
Granite Construction, Inc.	30,260	804,916
Insituform Technologies, Inc. - Class A (b)	24,732	560,674
Kaydon Corp. (c)	21,355	705,142
Moog, Inc. - Class A (b)	16,800	761,880
Mueller Industries, Inc.	22,035	709,527
Oshkosh Truck Corp.	13,420	917,660
Regal-Beloit Corp. (c)	40,738	1,165,106
Universal Forest Products, Inc.	15,184	658,986
USF Corp.	29,750	1,129,013
Woodward Governor Co.	9,432	675,426

		12,679,390

Information Technology (7.1%)
Exar Corp. (b)	28,912	410,261
Helix Technology Corp.	3,075	53,474
Imation Corp.	32,155	1,023,494
Intersil Corp. - Class A	14,530	243,232
KEMET Corp. (b)	22,288	199,478
Perot Systems Corp. - Class A (b)	43,900	703,717
Register.com, Inc. (b)	117,023	743,096
Rimage Corp. (b)	31,720	509,423
SBS Technologies, Inc. (b)	25,720	359,051
Wilson Greatbatch Technologies, Inc. (b)	30,000	672,600

		4,917,826

Materials (5.1%)
Cambrex Corp.	12,468	337,883
Gibraltar Industries, Inc.	33,027	780,098
Glatfelter	56,645	865,535
Minerals Technologies, Inc.	9,968	664,866
Spartech Corp.	32,440	878,799

		3,527,181

Utilities (4.0%)
AGL Resources, Inc.	17,610	585,356
Empire District Electric Co. (The) (c)	31,760	720,317
Nicor, Inc. (c)	9,830	363,120
Laclede Group, Inc. (The)	15,368	478,713

UIL Holdings Corp.	12,666	649,766

		2,797,272

Total Common Stocks (Cost $46,064,050)		65,105,249

Exchange Traded Funds (1.9%)
Mutual Funds (1.9%)
iShares Russell 2000 Index Fund (c)	4,800	621,600
iShares Russell 2000 Value Fund	3,500	674,450

Total Exchange Traded Funds (Cost $1,009,989)		1,296,050

Corporate Bonds (0.3%)
Mueller Industries, Inc., 6.00%, 11/1/14, Callable 2/3/05 @ 105	$187,000	183,260

Total Corporate Bonds (Cost $187,000)		183,260

Repurchase Agreement (3.9%)
U.S. Bank N.A., 2.05%, dated 12/31/04 maturing 01/03/05, with maturity value of $2,731,350 (Collateralized fully by U.S. Government Agencies)	2,730,884	2,730,884

Total Repurchase Agreement (Cost $2,730,884)		2,730,884

Securities Held as Collateral for Securities on Loan (18.1%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	12,564,438	12,564,438

Total Securities Held as Collateral for Securities on Loan (Cost $12,564,438)		12,564,438

Total Investments (Cost $62,556,361) (a) – 118.1%		$81,879,881

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$19,684,638
Unrealized depreciation	(361,118)

Net unrealized appreciation	$19,323,520

(b)	Represents non-income producing securities.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans.

REIT	– Real Estate Investment Trust.

See accompanying notes to the schedules of portfolio investments.

Small Company Growth Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.0%)
Consumer Discretionary (11.0%)
Aaron Rents, Inc.	58,732	$1,468,300
Aeropostale, Inc. (b)	52,242	1,537,482
Aztar Corp. (b)	69,040	2,410,877
Finish Line, Inc. (The) - Class A (c)	88,578	1,620,977
Quiksilver, Inc. (b)	30,539	909,757
RARE Hospitality International, Inc. (b)	63,880	2,035,217
Red Robin Gourmet Burgers, Inc. (b)	32,000	1,711,040

		11,693,650

Energy (1.9%)
Atwood Oceanics, Inc. (b)	39,020	2,032,942

Financials (6.9%)
Fidelity Bankshares, Inc.	40,020	1,711,255
Horace Mann Educators Corp.	73,232	1,397,267
InnKeepers USA Trust	102,000	1,448,400
Prosperity Bancshares, Inc.	50,994	1,489,535
Texas Regional Bancshares, Inc. - Class A	40,024	1,307,984

		7,354,441

Health Care (23.1%)
Alkermes, Inc. (b)	45,000	634,050
Amedisys, Inc. (b) (c)	35,000	1,133,650
AMERIGROUP Corp. (b) (c)	24,818	1,877,730
AtheroGenics, Inc. (b) (c)	32,693	770,247
Bone Care International, Inc. (b)	55,000	1,531,750
Centene Corp. (b)	64,040	1,815,534
Charles River Laboratories, Inc. (b) (c)	23,764	1,093,382
Chemed Corp.	19,000	1,275,090
DOV Pharmaceutical, Inc. (b) (c)	45,000	812,250
INAMED Corp. (b)	34,000	2,150,499
Kyphon, Inc. (b) (c)	45,367	1,168,654
LifePoint Hospitals, Inc. (b) (c)	24,673	859,114
Medical Resources, Inc. (b)	269	—
Palomar Medical Technologies, Inc. (b)	28,926	754,101
Pra International (b)	40,000	991,200
QLT, Inc. (b)	20,000	321,600
Renal Care Group, Inc. (b)	55,000	1,979,450
Serologicals Corp. (b) (c)	65,305	1,444,547
SFBC International, Inc. (b)	54,045	2,134,778
Sierra Health Services, Inc. (b) (c)	21,347	1,176,433
Vnus Medical Technologies (b) (c)	40,000	540,800

		24,464,859

Industrials (17.7%)
A.S.V., Inc. (b) (c)	41,000	1,963,900
Forward Air Corp. (b) (c)	48,030	2,146,941
II-VI, Inc. (b)	27,636	1,174,254
Insituform Technologies, Inc. - Class A (b)	60,000	1,360,200
Kennametal, Inc.	28,818	1,434,272
Labor Ready, Inc. (b)	70,000	1,184,400
Moog, Inc. - Class A (b)	34,000	1,541,900

Standard Pacific Corp. (c)	21,347	1,369,197
Superior Energy Services, Inc. (b)	80,000	1,232,800
Tessera Technologies, Inc. (b) (c)	37,000	1,376,770
UTI Worldwide, Inc.	24,020	1,633,840
Waste Connections, Inc. (b)	67,395	2,308,278

		18,726,752

Information Technology (21.7%)
ANSYS, Inc. (b)	46,424	1,488,353
Anteon International Corp. (b)	56,906	2,382,085
Equinix, Inc. (b) (c)	40,000	1,709,600
F5 Networks, Inc. (b) (c)	48,310	2,353,663
Greenfield Online, Inc. (b)	60,000	1,319,400
Harmonic, Inc. (b)	100,000	834,000
Hyperion Solutions Corp. (b) (c)	32,751	1,526,852
InfoSpace, Inc. (b) (c)	33,000	1,569,150
Lecroy (b)	50,000	1,167,000
MICROS Systems, Inc. (b)	18,077	1,411,091
Microsemi Corp. (b)	60,000	1,041,600
RADWARE, Ltd. (b)	75,000	1,959,750
RSA Security, Inc. (b)	61,734	1,238,384
THQ, Inc. (b)	83,704	1,920,170
Trimble Navigation, Ltd. (b) (c)	33,548	1,108,426

		23,029,524

Materials (5.8%)
Airgas, Inc.	81,232	2,153,460
Cytec Industries, Inc.	20,000	1,028,400
Hercules, Inc. (b) (c)	54,000	801,900
Spartech Corp.	44,000	1,191,960
Tekelec (b)	50,000	1,022,000

		6,197,720

Technology (5.8%)
AMIS Holdings, Inc. (b)	111,367	1,839,783
Benchmark Electronics, Inc. (b) (c)	54,000	1,841,400
Intermagnetics General Corp. (b)	48,030	1,220,442
Overland Storage, Inc. (b)	75,000	1,251,750

		6,153,375

Telecommunication Services (4.0%)
Alamosa Holdings, Inc. (b) (c)	186,060	2,320,168
Comtech Telecommunications Corp. (b)	50,000	1,880,500

		4,200,668

Total Common Stocks (Cost $79,633,413)		103,853,931

Repurchase Agreement (1.8%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $1,916,434 (Collateralized fully by U.S. Government Agencies)	$1,916,106	1,916,106

Total Repurchase Agreement (Cost $1,916,106)		1,916,106

Securities Held as Collateral for Securities on Loan (21.8%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	23,139,062	23,139,062

Total Securities Held as Collateral for Securities on Loan (Cost $23,139,062)		23,139,062

Total Investments (Cost $104,688,581) (a) - 121.6%		$128,909,099

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$24,437,130
Unrealized depreciation	(216,612)

Net unrealized appreciation	$24,220,518

(b)	Represents non-income producing securities.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans.

See accompanying notes to the schedules of portfolio investments.

Special Opportunities Equity Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (90.3%)
Commercial Services (6.9%)
Cendant Corp.	191,500	$4,477,270
WCI Communities, Inc. (b)	148,740	4,372,956

		8,850,226

Consumer Discretionary (21.3%)
Anheuser-Busch Companies, Inc.	73,150	3,710,900
Costco Wholesale Corp. (b)	61,941	2,998,564
Fox Entertainment Group, Inc. - Class A (b)	126,365	3,950,170
Hain Celestial Group, Inc. (b)	185,318	3,830,523
Lexmark International Group, Inc. (b)	57,400	4,878,999
Smithfield Foods, Inc. (b)	162,200	4,799,498
YUM! Brands, Inc.	82,050	3,871,119

		28,039,773

Energy (13.2%)
Apache Corp.	89,900	4,546,243
Pioneer Natural Resources Co.	114,235	4,009,649
Weatherford International Ltd. (b)	91,930	4,716,008
XTO Energy, Inc.	107,225	3,793,621

		17,065,521

Financials (9.1%)
Allstate Corp.	73,400	3,796,248
MBIA, Inc.	66,700	4,220,776
Wells Fargo & Co.	60,500	3,760,075

		11,777,099

Health Care (18.3%)
Coventry Health Care, Inc. (b)	89,500	4,750,660
Laboratory Corporation of America Holdings (b)	79,700	3,970,654
Manor Care, Inc.	132,360	4,689,515
MedCath Corp. (b)	221,172	5,449,678
Watson Pharmaceuticals, Inc. (b)	145,480	4,773,199

		23,633,706

Industrials (2.7%)
L-3 Communications Holdings, Inc.	47,750	3,497,210

Information Technology (15.0%)
Comcast Corp. - Class A (b)	134,745	4,484,314
Fair Issac Corp.	120,555	4,421,957
First Data Corp.	111,600	4,747,464
VERITAS Software Corp. (b)	200,585	5,726,702

		19,380,437

Insurance (3.3%)
Markel Corp. (b)	11,710	4,262,440

Total Common Stocks (Cost $92,040,313)		116,506,412

Investment Companies (0.5%)
Morgan Stanley Quality Municipal Income Trust	35,800	483,658
Van Kampen Trust	10,000	149,500

Total Investment Companies (Cost $612,642)		633,158

Treasury Bills* (1.5%)
1.65%, 1/6/05	$2,000,000	1,999,764

Total Treasury Bills (Cost $1,999,540)		1,999,764

Repurchase Agreement (8.6%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $11,105,046 (Collateralized fully by U.S. Government Agencies)	11,103,149	11,103,149

Total Repurchase Agreement (Cost $11,103,149)		11,103,149

Total Investments (Cost $105,755,644) (a) - 100.9%		$130,242,483

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by the net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$24,699,242
Unrealized depreciation	(212,403)

Net unrealized appreciation	$24,486,839

(b)	Represents non-income producing securities.

*	Discount note. Rate disclosed represents the effective yield at December 31, 2004.

See accompanying notes to the schedules of portfolio investments.

International Equity Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.8%)
Australia (3.3%)
Banks (1.5%)
Australia & New Zealand Banking Group, Ltd.	110,056	$1,772,986
National Australia Bank Ltd.	89,003	2,006,938

		3,779,924

Property & Casualty Insurance (1.1%)
QBE Insurance Group, Ltd.	230,846	2,772,464

Specialty Retail & Food Products (0.3%)
Woolworths, Ltd.	74,173	871,087

Transportation (0.4%)
Qantas Airways, Ltd. (c)	310,266	900,623

		8,324,098

Austria (1.0%)
Telecommunications (1.0%)
Telekom Austria AG	131,166	2,482,553

Belgium (1.5%)
Banking & Insurance Services (1.1%)
Fortis	94,285	2,603,215

Chemicals (0.4%)
Solvay SA	9,850	1,082,491

		3,685,706

Brazil (0.3%)
Oil & Gas (0.3%)
Petroleo Brasileiro SA - ADR	20,200	803,556

Finland (2.4%)
Paper & Related Products (1.1%)
UPM - Kymmene, Oyj	123,900	2,750,158

Telecommunications (1.3%)
Nokia, Oyj	204,450	3,223,267

		5,973,425

France (8.6%)
Banks (1.1%)
BNP Paribas SA	38,331	2,771,918

Computer Services (0.4%)
Cap Gemini SA (b)	31,864	1,018,541

Diversified Operations (0.4%)
LVMH Moet Hennessy Louis Vuitton SA	13,206	1,009,644

Oil & Gas (2.6%)
Total SA	30,362	6,619,868

Pharmaceuticals (1.7%)
Sanofi-Aventis SA	51,819	4,133,990

Real Estate (0.8%)
Unibail	13,327	2,093,842

Telecommunications (1.6%)
France Telecom SA	117,899	3,896,642

		21,544,445

Germany (0.4%)
Automobiles & Trucks (0.4%)
Volkswagen AG	24,159	1,093,145

Great Britain (33.4%)
Banks (8.9%)
Barclays PLC	560,666	6,303,123
Credit Suisse Group	114,598	4,806,339
HBOS PLC	128,008	2,082,509
HSBC Holdings PLC	128,293	2,163,445
Royal Bank of Scotland Group PLC	210,713	7,082,383

		22,437,799

Beverages – Wine/Spirits (2.2%)
Diageo PLC	394,823	5,627,885

Building & Construction (0.3%)
Balfour Beatty PLC	115,462	698,310

Distribution/Wholesale (0.5%)
Wolseley PLC	66,552	1,242,942

Diversified Operations/Commercial (0.6%)
Rentokil Initial PLC	504,650	1,430,446

Diversified Telecommunication Services (1.1%)
BT Group PLC	675,295	2,629,926

Electric - Distribution (1.3%)
National Grid Transco PLC	135,038	1,284,966
Scottish & Southern Energy PLC	121,234	2,029,288

		3,314,254

Electronic Parts - Distribution (0.5%)
Electrocomponents PLC	220,704	1,205,668

Food & Beverage (1.1%)
Cadbury Schweppes PLC	303,130	2,820,490

Insurance (1.3%)
Prudential Corp. PLC	370,388	3,218,912

Media (0.8%)
ITV PLC	350,010	706,735
Reuters Group PLC	195,030	1,412,447

		2,119,182

Oil & Gas (5.4%)
BP PLC	704,985	6,870,646
Shell Transportation & Trading Co. PLC	771,348	6,570,331

		13,440,977

Pharmaceuticals (1.3%)
AstraZeneca Group PLC	89,113	3,229,438

Retail - Building (1.2%)
Kingfisher PLC	520,306	3,091,890

Retail - Consumer Electronics (0.5%)
Kesa Electricals PLC	239,637	1,298,752

Retail - Diversified (0.5%)
GUS PLC (b)	74,790	1,346,579

Retail – Food (1.5%)
Tesco PLC	591,653	3,652,074

Telecommunications (3.3%)
Vodafone Group PLC	3,037,337	8,230,673

Tobacco (1.1%)
Gallaher Group PLC	187,327	2,844,495

		83,880,692

Hong Kong (1.5%)
Broadcasting (0.1%)
Television Broadcasts, Ltd.	65,000	301,894

Real Estate (1.1%)
Cheung Kong, Ltd.	138,000	1,375,987
Sun Hung Kai Properties, Ltd.	131,000	1,310,405

		2,686,392

Telecommunications (0.3%)
China Mobile (Hong Kong), Ltd. - ADR	47,900	821,964

		3,810,250

Ireland (3.2%)
Banking & Finance (2.0%)
Bank of Ireland	296,348	4,925,396

Building & Construction (1.2%)
CRH PLC	112,683	3,008,753

		7,934,149

Israel (0.2%)
Pharmaceuticals (0.2%)
Teva Pharmaceutical Industries, Ltd. - ADR	19,000	567,340

Italy (2.4%)
Banking & Finance (1.3%)
UniCredito Italiano S.p.A.	570,194	3,272,398

Oil & Gas (1.1%)
Eni S.p.A.	110,720	2,767,061

		6,039,459

Japan (18.6%)
Automobiles & Trucks (3.5%)
Honda Motor Company, Ltd.	59,600	3,089,831
Mitsubishi Corp.	137,000	1,770,935
NGK Spark Plug Company, Ltd.	161,000	1,667,767
Nissan Motors Company, Inc.	213,100	2,317,729

		8,846,262

Banks (1.7%)
Sumitomo Mitsui Financial Group, Inc.	210	1,527,459
Sumitomo Trust & Banking Company, Ltd.	186,000	1,345,629
Takefuji Corp.	19,900	1,346,419

		4,219,507

Broadcasting (0.2%)
SKY Perfect Communications, Inc. (b)	498	539,692

Building - Residential/Commercial (0.5%)
Sekisui House, Ltd.	116,000	1,352,248

Computers (0.2%)
Meitec Corp.	15,700	585,541

Cosmetics & Toiletries (1.2%)
Kao Corp.	124,000	3,171,882

Diversified Chemicals (1.4%)
Nitto Denko Corp.	42,000	2,304,516
Shin-Etsu Chemical Company, Ltd.	26,900	1,103,051

		3,407,567

Electric Products (0.7%)
Funai Electric Company, Ltd.	11,600	1,440,586
Yokogawa Electric Corp.	25,000	334,391

		1,774,977

Electronic Components (1.7%)
Murata Manufacturing Company, Ltd.	24,000	1,342,641
Rohm Company, Ltd.	27,600	2,856,334

		4,198,975

Industrial (0.3%)
East Japan Railway Co.	131	729,021

Machinery (0.4%)
Toyota Industries Corp.	36,000	899,780

Office Equipment (1.7%)
Canon, Inc.	80,600	4,351,652

Paper & Related Products (0.5%)
Nippon Unipac Holding	264	1,185,648

Pharmaceuticals (1.5%)
Takeda Chemical Industries, Ltd.	73,200	3,687,693

Photographic Products (0.6%)
Fuji Photo Film Company, Ltd.	38,900	1,420,415

Property & Causulty Insurance (0.9%)
Sompo Japan Insurance, Inc.	217,000	2,211,843

Telecommunications (1.6%)
NTT DoCoMo, Inc.	2,252	4,155,509

		46,738,212

Netherlands (8.6%)
Air Freight & Logistics (1.4%)
TPG NV	125,741	3,408,595

Banking & Finance (2.2%)
ABN AMRO Holding NV	208,169	5,504,666

Beverages (0.5%)
Heineken NV	38,721	1,288,686

Electronics (0.6%)
Koninklijke (Royal) Philips Electronics NV	57,186	1,513,736

Publishing (2.4%)
Reed Elsevier NV	215,066	2,926,683
VNU NV	105,131	3,099,514

		6,026,197

Telecommunications (1.5%)
Koninklijke (Royal) KPN NV	387,411	3,674,110

		21,415,990

Portugal (0.9%)
Electric Integrated (0.2%)
Electricidade de Portugal SA	162,391	491,326

Telecommunications (0.7%)
Portugal Telecom SGPS SA	134,678	1,662,804

		2,154,130

South Korea (0.7%)
Banks (0.5%)
Kookmin Bank - ADR	31,900	1,246,652

Telecommunications (0.2%)
SK Telecom Company, Ltd. - ADR	27,800	618,550

		1,865,202

Spain (0.6%)
Banking & Finance (0.6%)
Banco Santander Central Hispano SA	124,877	1,546,879

Sweden (3.7%)
Appliances (0.7%)
Electrolux AB - Class B	72,400	1,656,501

Banking & Finance (0.6%)
Svenska Handelsbanken AB - Class A	57,600	1,499,955

Building Materials (0.9%)
Sandvik Ab	53,000	2,138,062

Specialty Retail (0.7%)
Hennes & Mauritz AB - Class B	53,650	1,869,521

Tobacco (0.8%)
Swedish Match AB - Class B	168,500	1,952,991

		9,117,030

Switzerland (7.1%)
Building Materials (0.9%)
Holcim, Ltd.	38,332	2,303,889

Chemicals (0.3%)
Clariant AG	52,243	841,150

Commercial Services & Supplies (0.7%)
Adecco SA	36,720	1,844,538

Food Products (1.1%)
Nestle SA	9,872	2,576,924

Insurance (0.7%)
Swiss Re	23,866	1,698,283

Biotechnology (0.3%)
Nobel Biocare Holding AG	4,802	867,958

Pharmaceuticals (3.1%)
Actelion, Ltd (b)	13,940	1,428,615
Roche Holding AG	53,076	6,096,032

		7,524,647

		17,657,389

Taiwan (0.4%)
Electronics (0.4%)
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	107,100	909,279

Total Common Stocks (Cost $190,467,221)		247,542,929

Convertible Bond (0.3%)
Japan (0.3%)
Finance (0.3%)
SMFG Finance, Ltd., 2.25, 7/11/05 (d)	36,000,000	837,598

Total Convertible Bond (Cost $284,524)		837,598

Investment Company (0.4%)
Domestic (0.4%)
Bank of New York, Brussels	1,042,033	1,042,033

Total Investment Company (Cost $1,042,033)		1,042,033

Total (Cost $191,793,778) (a) - 99.5%		$249,422,560

Percentages indicated are based on net assets as of December 31, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$58,935,499
Unrealized depreciation	(1,306,717)

Net unrealized appreciation	$57,628,782

(b) Represents non-income producing securities.

ADR	– American Depository Receipt.

At December 31, 2004 the Fund’s foreign currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value In USD	Fair Value	Unrealized Appreciation (Depreciation)
Short British Sterling Pound vs. U. S. Dollar	6/17/05	8,850,000	$16,703,579	$16,828,546	$(124,967)

See accompanying notes to the schedules of portfolio investments.

Short U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (7.6%)
Banking & Financial Services (1.0%)
General Electric Capital Corp., 5.375%, 3/15/07, (b)	$2,000,000	$2,077,482

Consumer Staples (1.5%)
Wal-Mart Stores, Inc., 2.30%, 2/22/05 *	3,000,000	2,999,361

Financial Services (5.1%)
BP Capital Markets, 2.625%, 3/15/07 (b)	3,000,000	2,959,548
Citigroup, Inc., 1.78%, 2/7/05 *	3,000,000	2,999,427
Lehman Brothers Holdings, 4.00%, 1/22/08 (b)	1,000,000	1,006,901
Verizon Global Funding Corp., 6.75%, 12/1/05	3,000,000	3,097,086

		10,062,962

Total Corporate Bonds (Cost $15,017,661)		15,139,805

Mortgage-Backed Securities (27.5%)
Federal Home Loan Mortgage Corporation (12.2%)
5.00%, 12/1/08, Pool # 80714	986,345	1,004,271
4.50%, 12/1/09, Pool # M80791	5,279,278	5,318,546
4.50%, 1/1/10, Pool # M80792	2,737,146	2,757,309
3.50%, 1/15/10, Pool #2663	1,693,408	1,697,758
4.00%, 3/1/10, Pool # M80806	3,645,408	3,630,709
4.50%, 1/15/11, Pool #2782	4,292,726	4,338,886
5.00%, 3/15/12, Series 2776 EK, CMO	1,469,087	1,476,038
6.50%, 5/1/13, Pool # E00548	460,969	488,588
2.25%, 4/15/16, Series 2613 Class – BM, CMO	2,427,012	2,406,033
6.00%, 9/1/16, Pool # E01049	1,169,623	1,225,115

		24,343,253

Federal National Conventional Loan (1.2%)
4.50%, 1/1/10, Pool # 254626	2,309,989	2,325,740

Federal National Mortgage Assoc. (13.2%)
3.50%, 3/25/09, Series 2003-92, Class – PA, CMO	4,218,421	4,226,545
4.50%, 8/25/09, Series 2003-3, Class - PA, CMO	1,193,304	1,197,468
2.00%, 1/25/11, Series 2003-83, Class – AP, CMO	3,194,840	3,169,468
4.50%, 9/25/12, Series 2002-82, Class - XJ	3,633,990	3,656,580
6.50%, 8/1/13, Pool # 251901	1,044,052	1,108,119
6.00%, 3/1/16, Pool # 253702	757,155	794,139
6.00%, 4/1/16, Pool # 535846	754,288	791,132
6.50%, 4/1/16, Pool # 253706	1,275,576	1,352,879
6.00%, 8/1/16, Pool # 545125	537,140	563,207
5.00%, 11/1/17, Pool # 254510	2,633,787	2,679,231
5.00%, 12/1/17, Pool # 254545	2,809,780	2,858,260
4.50%, 3/1/18, Pool # 555292	3,884,596	3,880,977

		26,278,005

Government National Mortgage Association (0.9%)
3.50%, 5/20/22, Series 2003-95, Class – PU, CMO	1,791,520	1,790,005

Total Mortgage-Backed Securities (Cost $54,861,685)		54,737,003

U.S. Government Agencies (43.9%)
Federal Home Loan Bank (14.1%)
4.625%, 4/15/05, Series 306 (b)	2,000,000	2,011,982
1.79%, 6/17/05	3,000,000	2,989,173
2.25%, 12/15/05 (b)	3,000,000	2,979,726
5.125%, 3/6/06 (b)	4,000,000	4,093,944
2.875%, 9/15/06 (b)	5,000,000	4,982,280
2.50%, 4/5/07	3,000,000	2,947,146
3.625%, 11/14/08 (b)	8,000,000	7,976,464

		27,980,715

Federal Home Loan Mortgage Corporation (15.1%)
1.51%, 2/2/05	2,000,000	1,998,506
4.25%, 6/15/05 (b)	4,000,000	4,029,436
2.00%, 2/23/06, Series MTN, Callable 2/23/05 @ 100 (b)	4,000,000	3,953,040
4.875%, 3/15/07 (b)	6,000,000	6,195,048
3.30%, 9/14/07	5,000,000	4,985,695
3.25%, 2/25/08, Callable 2/25/05 @ 100 (b)	4,000,000	3,971,756
3.50%, 4/1/08 (b)	5,000,000	4,971,595

		30,105,076

Federal National Mortgage Assoc. (13.2%)
7.00%, 7/15/05 (b)	450,000	460,067
4.75%, 1/2/07 (b)	5,000,000	5,128,035
2.625%, 1/19/07, Callable 1/19/05 @100 (b)	4,000,000	3,949,584
3.75%, 5/17/07, Callable 5/17/05 @ 100 (b)	8,000,000	8,015,040
6.625%, 10/15/07 (b)	8,000,000	8,669,864

		26,222,590

Student Loan Marketing Association (1.5%)
2.87%, 4/25/06, Series MTN * (b)	3,000,000	3,005,355

Total U.S. Government Agencies (Cost $87,720,698)		87,313,736

U.S. Treasury Notes (14.6%)
2.00%, 5/15/06	10,000,000	9,882,030
2.625%, 11/15/06 (b)	1,500,000	1,488,926
5.50%, 2/15/08 (b)	10,000,000	10,655,469
3.25%, 8/15/08 (b)	5,000,000	4,976,760
3.875%, 1/15/09 (b)	1,745,745	1,956,666

Total U.S. Treasury Notes (Cost $29,171,130)		28,959,851

Municipal Bonds (1.5%)
General Obligations (1.5%)
New York City, 2.50%, 8/1/05	3,000,000	2,990,520

Total Municipal Bonds (Cost $3,001,206)		2,990,520

Government Bond (1.0%)
Federal Farm Credit Bank (1.0%)
Federal Farm Credit Banks, 3.15%, 9/26/06, Callable 9/29/05 @ 100	2,000,000	1,998,020

Total Government Bond (Cost $2,000,000)		1,998,020

Repurchase Agreement (3.4%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $6,775,751 (Collateralized fully by U.S. Government Agencies)	6,775,366	6,775,366

Total Repurchase Agreement (Cost $6,775,366)		6,775,366

Securities Held as Collateral for Securities on Loan (45.7%)
Pool of Various Securities for BB&T Funds – Note 2 – Security Loans	90,772,502	90,772,502

Total Securities Held as Collateral for Securities on Loan (Cost $90,772,502)		90,772,502

Total Investments (Cost $289,320,248) (a) - 145.2%		$288,686,803

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation as follows:

Unrealized appreciation	$750,005
Unrealized depreciation	(1,383,450)

Net unrealized depreciation	$(633,455)

(b)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans.

CMO	– Collateralized Mortgage Obligation.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of December 31, 2004. The maturity date reflected is the final maturity date.

See accompanying notes to the schedules of portfolio investments.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (9.1%)
Banking & Financial Services (5.3%)
Bank of America Corp., 7.125%, 9/15/06	1,000,000	$1,061,028
Barclays Bank PLC, 7.40%, 12/15/09	500,000	572,229
Citicorp, Series C, 7.00%, 7/1/07	750,000	808,320
Citigroup, Inc., 7.25%, 10/1/10	4,000,000	4,601,000
Fleet Boston Financial Corp., 3.85%, 2/15/08	4,170,000	4,189,340
General Electric Capital Corp., 5.375%, 3/15/07 (b)	3,000,000	3,116,223
General Electric Capital Corp., Series MTNA, 6.50%, 12/10/07	300,000	323,270
General Electric Capital Corp., Series MTNA, 7.50%, 6/15/09	500,000	570,336
Goldman Sachs Group Inc., 4.125%, 1/15/08 (b)	1,500,000	1,518,852
Goldman Sachs Group, Inc., Series EMTN, 7.80%, 1/28/10	500,000	577,876
Mercantile Bankshares Corp., Series B, 4.625%, 4/15/13	1,150,000	1,110,337
Merrill Lynch & Company, Inc., 6.00%, 7/15/05	500,000	507,588
Merrill Lynch & Company, Inc., 6.56%, 12/16/07	125,000	135,138
Morgan Stanley Dean Witter, 6.50%, 11/1/05	500,000	514,853
Morgan Stanley Dean Witter, 6.10%, 4/15/06	2,000,000	2,070,912
Morgan Stanley Dean Witter, 5.30%, 3/1/13	1,000,000	1,029,726
Private Export Funding, Series J, 7.65%, 5/15/06	7,900,000	8,373,707
Toyota Motor Credit Co., 5.50%, 12/15/08	375,000	397,236
Wells Fargo & Co., Series J, 6.55%, 12/1/06	600,000	636,988

		32,114,959

Chemicals (0.0%)
E.I. du Pont de Nemours & Co., 6.875%, 10/15/09 (b)	200,000	225,586

Consumer Discretionary (0.5%)
Anheuser-Busch Cos., Inc., 5.375%, 9/15/08	350,000	368,408
Anheuser-Busch Cos., Inc., 5.125%, 10/1/08	600,000	626,233
Anheuser-Busch Cos., Inc., 4.375%, 1/15/13	2,000,000	1,974,020

		2,968,661

Consumer Staples (0.7%)
Coca-Cola Co., 5.75%, 3/15/11	1,000,000	1,080,378
Procter & Gamble, 6.875%, 9/15/09 (b)	850,000	956,486
Sara Lee Corp., Series MTNC, 5.95%, 1/9/06	650,000	664,334
Wal-Mart Stores, Inc., 5.875%, 10/15/05 (b)	1,000,000	1,022,734
Wal-Mart Stores, Inc., 5.45%, 8/1/06	300,000	310,301

		4,034,233

Energy (0.3%)
ChevronTexaco Capital Co., 3.50%, 9/17/07	500,000	502,220
ChevronTexaco Capital Co., 3.375%, 2/15/08	1,170,000	1,164,609

		1,666,829

Health Care (0.1%)
Abbott Labortories, 5.625%, 7/1/06 (b)	500,000	516,937

Information Technology (0.3%)
IBM Corp., 6.45%, 8/1/07	500,000	534,744
IBM Corp., Series MTN, 5.40%, 10/1/08	500,000	527,134
IBM Corp., 5.375%, 2/1/09 (b)	900,000	952,258

		2,014,136

Materials (0.1%)
Alcoa Inc., 7.375%, 8/1/10 (b)	500,000	578,471

Printing & Publishing (0.1%)
Washington Post Co., 5.50%, 2/15/09	500,000	528,715

Telecommunications (0.8%)
GTE North, Inc., 6.90%, 11/1/08	500,000	542,452
Verizon Pennsylvania, Series A, 5.65%, 11/15/11	4,000,000	4,211,544

		4,753,996

Utilities (0.1%)
WPS Resources Corp., 7.00%, 11/1/09	750,000	842,316

Total Corporate Bonds (Cost $47,880,152)		50,244,839

Mortgage-Backed Securities (41.5%)
Federal Home Loan Mortgage Corporation (8.7%)
6.00%, 9/1/08, Pool # M80700	478,855	$488,992
5.00%, 11/1/09, Pool # M80779	3,742,949	3,811,504
6.50%, 5/1/13, Pool # E00548	460,969	488,588
6.00%, 9/1/16, Pool # E01049	1,619,478	1,696,313
6.00%, 5/1/17, Pool # E89746	2,307,733	2,417,266
4.50%, 2/1/18, Pool # E94445	10,797,194	10,786,841
4.50%, 8/15/22, Series 2649, Class - VJ, CMO	6,049,000	5,662,058
5.50%, 12/15/22, Series 2542, Class - DJ, CMO	5,000,000	5,128,094
5.00%, 7/15/23, Series 2638, Class - DH, CMO	2,302,000	2,278,491
7.00%, 8/15/23, Series 1644, Class - l, CMO	2,220,947	2,287,369
5.50%, 2/1/29, Pool # A18613	9,625,732	9,815,103
6.00%, 2/1/31, Pool # CO1153	757,285	783,364
6.50%, 12/1/31, Pool # C01271	1,039,353	1,091,625
6.50%, 2/1/32, Pool # C01297	299,233	314,282
5.00%, 10/15/32, Series # 2553, Class - DJ, CMO	5,000,000	4,952,090

		52,001,980

Federal National Mortgage Assoc. (17.3%)
6.00%, 10/1/08, Pool # 254041	274,384	279,385
6.00%, 2/1/09, Pool # 254243	644,405	657,324
6.00%, 4/1/13, Pool # 251656	443,935	466,179
6.00%, 11/1/13, Pool # 323363	669,936	703,503
6.50%, 12/1/13, Pool # 555005	506,107	537,359
6.00%, 3/1/16, Pool # 253702	302,862	317,656
6.00%, 4/1/16, Pool # 535846	1,508,575	1,582,265
6.50%, 5/1/16, Pool # 253799	1,561,158	1,655,768
6.00%, 8/1/16, Pool # 545125	716,187	750,943
5.50%, 9/15/17, Series 2501, Class - MC, CMO	18,663,910	19,419,495
5.00%, 11/1/17, Pool # 254510	2,633,787	2,679,231
5.00%, 12/1/17, Pool # 254545	2,809,780	2,858,260
5.00%, 1/1/18, Pool # 650205	8,952,416	9,104,266
4.50%, 1/25/18, Series 2002-94, Class - HM, CMO	8,000,000	7,834,604

4.50%, 2/1/18, Pool # 683346	4,139,205	4,125,893
4.50%, 3/1/18, Pool # 555292	7,769,192	7,761,953
6.00%, 1/1/23, Pool # 254633	3,841,358	3,999,248
5.00%, 7/25/25, Series 2003-9, Class - JB, CMO	6,626,786	6,794,226
6.00%, 1/1/29, Pool # 252211	895,989	929,663
5.50%, 8/1/32, Pool #555954	2,156,229	2,212,616
5.50%, 1/1/33, Pool # 678321	3,042,198	3,093,114
3.78%, 6/25/33, Series 2003-48, Class - KF, CMO	1,605,531	1,600,630
5.00%, 7/1/33, Pool # 724965	4,768,060	4,738,831
5.00%, 8/1/33, Pool # 724635	2,160,202	2,148,850
5.00%, 8/1/33, Pool # 738751	2,500,774	2,486,538
5.00%, 10/1/33, Pool #753298	1,198,101	1,191,360
5.50%, 1/1/34, Pool #757571 (b)	3,956,155	4,018,548
4.50%, 9/1/34, Pool #725866	9,876,729	9,552,348

		103,500,056

Government National Mortgage Assoc. (15.6%)
5.50%, 7/15/24, Pool #631850	1,374,443	1,409,914
7.00%, 7/15/29, Pool # 510099	501,725	533,692
7.00%, 8/20/29, Pool # 2796	323,032	342,503
6.50%, 3/20/31, Pool # 3053 (b)	998,797	1,050,137
6.50%, 4/20/31, Pool # 3068 (b)	982,483	1,032,984
6.50%, 2/15/32, Pool # 538313	964,883	1,016,605
6.50%, 5/15/32, Pool #569804 (b)	2,294,242	2,417,221
5.50%, 7/16/32, Series 2003-1, Class - PE, CMO	5,000,000	5,017,693
6.00%, 6/15/33, Pool #604383 (b)	28,748,757	29,814,661
5.50%, 7/15/33, Pool #615287	25,494,135	26,062,808
6.00%, 8/15/34	23,607,988	24,484,720

		93,182,938

Total Mortgage-Backed Securities (Cost $247,704,549)		248,684,974

U.S. Government Agencies (40.2%)
Federal Farm Credit Bank (5.2%)
5.35%, 7/26/06, Series MTN (b)	10,000,000	10,331,460
5.69%, 1/10/08	2,000,000	2,124,550
3.00%, 4/15/08	13,000,000	12,813,684
4.35%, 11/6/09, (b)	5,000,000	5,095,630

		30,365,324

Federal Home Loan Bank (10.4%)
6.05%, 2/23/05, Series KCO5	750,000	753,577
6.05%, 2/25/05, Series KE05	500,000	502,482

3.20%, 8/26/05, Series WY05 (b)	1,650,000	1,654,188
5.615%, 3/1/06, Series KY06 (b)	1,000,000	1,028,901
5.25%, 8/15/06, Series EY06 (b)	1,250,000	1,290,568
2.00%, 2/23/07, Callable 2/23/05 @ 100 (b)	13,000,000	12,988,390
2.45%, 3/23/07, (b)	6,030,000	5,919,874
3.125%, 8/15/07, (b)	10,000,000	9,931,830
6.00%, 6/11/08, Series FJ08 (b)	1,100,000	1,186,182
3.375%, 7/21/08, Callable 1/21/05 @ 100 (b)	5,000,000	4,950,595
3.875%, 8/22/08, Callable 2/22/05 @ 100 (b)	1,250,000	1,251,863
6.12%, 5/21/09, Series FN09	500,000	547,577
5.87%, 10/22/18 (b)	20,000,000	19,628,859

		61,634,886

Federal Home Loan Mortgage Corp. (13.2%)
5.95%, 1/19/06	400,000	411,826
2.80%, 1/26/07, Series MTN (b)	9,500,000	9,411,175
3.50%, 9/15/07 (b)	1,000,000	1,002,857
3.50%, 3/12/08, Series MTN, Callable 3/12/05 @ 100 (b)	2,600,000	2,594,324
4.375%, 2/4/10	35,000,000	35,036,785
3.00%, 1/7/11, Series MTN, Callable 1/7/05 @ 100 (b)	10,000,000	9,999,980
4.75%, 10/11/12, Callable 10/11/05 @ 100 (b)	20,000,000	19,975,060

		78,432,007

Federal National Mortgage Assoc. (9.1%)
6.00%, 12/15/05 (b)	1,500,000	1,541,999
5.875%, 2/2/06 (b)	1,000,000	1,028,804
2.75%, 8/11/06 (b)	5,000,000	4,967,625
3.75%, 5/17/07 (b)	25,000,000	25,046,999
6.00%, 5/15/08 (b)	500,000	538,021
6.08%, 12/15/10, Series MTN	500,000	551,186
5.50%, 7/18/12 (b)	10,000,000	10,120,540
6.00%, 4/30/19 (b)	10,000,000	9,975,050

		53,770,224

Sovereign Agencies (2.9%)
Financing Corp., 8.60%, 9/26/19	500,000	684,407
Tennessee Valley Authority, Series A, 6.79%, 5/23/12	5,000,000	5,757,300
Tennessee Valley Authority, 7.14%, 5/23/12	2,400,000	2,807,772
Tennessee Valley Authority, Series A, 5.625%, 1/18/11	7,000,000	7,520,296

		16,769,775

Total U.S. Government Agencies (Cost $241,396,079)		240,972,216

U.S. Treasury Notes (8.2%)
1.625%, 10/31/05 (b)	35,000,000	34,700,574
2.00%, 5/15/06 (b)	1,450,000	1,432,894
4.625%, 5/15/06 (b)	250,000	255,762
3.50%, 11/15/06 (b)	250,000	252,110
6.25%, 2/15/07 (b)	1,250,000	1,330,469
6.00%, 8/15/09 (b)	500,000	551,446
5.50%, 8/15/28	10,000,000	10,823,440

Total U.S. Treasury Notes (Cost $49,337,991)		49,346,695

Repurchase Agreement (0.7%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $5,024,960 (Collateralized fully by U.S. Government Agencies)	5,024,102	5,024,102

Total Repurchase Agreement (Cost $5,024,102)		5,024,102

Securities Held as Collateral for Securities on Loan (42.4%)
Pool of various securities for BB&T Funds - Note 2 - Security Loans	253,098,268	253,098,268

Total Securities Held as Collateral for Securities on Loan (Cost $253,098,268)		253,098,268

Total Investments (Cost $844,441,141) (a) - 141.9%		$847,371,094

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for federal reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,757,295
Unrealized depreciation	(1,827,342)

Net unrealized appreciation	$2,929,953

(b)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 - Security Loans.

CMO	– Collateralized Mortgage Obligation.

*	Discount note. Rate disclosed represents the effective yield at December 31, 2004.
**	The interest rate for this variable rate note, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of December 31, 2004. The maturity date reflected is the final maturity date.

See accompanying notes to schedules of portfolio investments.

Intermediate Corporate Bond Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Corporate Bonds (80.3%)
Auto-Cars/Light Trucks (1.3%)
DaimlerChrysler Holdings, 2.96%, 5/24/06 *	1,000,000	$1,004,913
DaimlerChrysler Holdings, 4.75%, 1/15/08	2,000,000	2,042,704
Lear Corp., Series B, 8.11%, 5/15/09	1,000,000	1,134,151

		4,181,768

Banking & Financial Services (27.8%)
AIG SunAmerica Global Financial, 5.85%, 8/1/08 (b)	2,000,000	2,130,560
Bank of America Corp., 7.40%, 1/15/11 (c)	2,000,000	2,316,756
Bank of America Corp., 5.125%, 11/15/14 (c)	2,000,000	2,049,940
Bank One Corp., 5.25%, 1/30/13 (c)	2,000,000	2,053,954
Bear Stearns Companies, Inc., 2.43%, 1/30/09 *	1,000,000	1,002,284
Bear Stearns Companies, Inc., 5.70%, 11/15/14 (c)	1,000,000	1,056,196
Berkshire Hathaway, Inc., 3.375%, 10/15/08	3,000,000	2,965,674
Capital One Bank, 4.25%, 12/1/08	1,000,000	1,007,271
Citigroup, Inc., 5.625%, 8/27/12	4,000,000	4,259,760
Citigroup, Inc., 5.875%, 2/22/33	1,000,000	1,014,444
Countrywide Home Loan, 4.25%, 12/19/07 (c)	1,000,000	1,011,177
Dun & Bradstreet Corp., Series B, 6.625%, 3/15/06	2,000,000	2,052,652
ERAC USA Finance Co., 7.35%, 6/15/08 (b)	2,000,000	2,209,464
First Tennessee Bank, 4.625%, 5/15/13	1,000,000	982,290
FMR Corp., 7.57%, 6/15/29 (b)	1,000,000	1,249,599
Ford Motor Credit Co., 6.875%, 2/1/06	3,000,000	3,090,600
Ford Motor Credit Co., 6.50%, 1/25/07 (c)	3,000,000	3,119,541
Ford Motor Credit Co., 5.625%, 10/1/08 (c)	2,000,000	2,044,334
General Electric Capital Corp., 5.00%, 2/15/07 (c)	2,000,000	2,060,290
General Electric Capital Corp., 2.58%, 6/22/07 *	2,000,000	2,001,096
General Motors Acceptance Corp., 3.185%, 5/18/06 *	1,000,000	995,374
General Motors Acceptance Corp., 4.50%, 7/15/06 (c)	1,000,000	1,000,611
General Motors Acceptance Corp., 6.125%, 9/15/06	2,000,000	2,050,366

General Motors Acceptance Corp., 5.625%, 5/15/09 (c)	1,000,000	1,000,036
General Motors Acceptance Corp., 6.875%, 8/28/12	1,000,000	1,020,980
Genworth Financial, Inc., 2.64%, 6/15/07 * (c)	1,000,000	998,813
Goldman Sachs Group, Inc., 4.75%, 7/15/13	4,000,000	3,958,140
Household Finance Corp., 6.50%, 11/15/08	2,000,000	2,175,154
Household Finance Corp., 6.375%, 11/27/12 (c)	2,000,000	2,209,766
International Lease Finance Corp., 4.35%, 9/15/08 (c)	1,000,000	1,010,575
J.P. Morgan Chase & Co., 4.50%, 11/15/10	1,000,000	1,013,815
J.P. Morgan Chase & Co., 4.875%, 3/15/14 (c)	2,000,000	1,988,566
John Hancock Global Funding, 7.90%, 7/2/10 (b)	2,000,000	2,341,752
Legg Mason, Inc., 6.75%, 7/2/08	2,140,000	2,330,539
Lehman Brothers Holdings, Inc., 6.625%, 2/5/06	2,000,000	2,071,716
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08 (c)	1,000,000	988,158
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	2,000,000	2,371,904
MBNA America Bank, Series BKNT, 5.375%, 1/15/08	1,000,000	1,044,438
Merrill Lynch & Company, Inc., 4.00%, 11/15/07	1,000,000	1,009,943
Morgan Stanley, 6.75%, 4/15/11 (c)	3,000,000	3,364,914
Morgan Stanley, 4.75%, 4/1/14	1,000,000	974,408
Pemex Finance, Ltd., 9.69%, 8/15/09	950,000	1,084,596
Synovus Financial, 7.25%, 12/15/05	3,000,000	3,100,833
US Bancorp, 3.125%, 3/15/08	1,000,000	982,471
Wachovia Corp., 3.50%, 8/15/08	1,000,000	989,997
Wachovia Corp., 4.875%, 2/15/14 (c)	1,000,000	996,678
Washington Mutual, Inc., 7.50%, 8/15/06	1,000,000	1,062,348
Wells Fargo Bank, 6.45%, 2/1/11	2,000,000	2,224,128
Wells Fargo Bank, 5.00%, 11/15/14	1,000,000	1,011,399

		87,050,300

Chemicals (0.3%)
Cabot Corp., 5.25%, 9/1/13 (b)	1,000,000	1,001,074

Coal & Other Minerals & Ores (0.3%)
BHP Billiton Finance, 4.80%, 4/15/13	1,000,000	1,013,139

Consumer Discretionary (5.5%)
Gap, Inc., 6.90%, 9/15/07	2,000,000	2,150,000
GTECH Holdings Corp., 4.75%, 10/15/10	1,000,000	1,003,820
Harley Davidson Funding, 3.625%, 12/15/08 (b)	1,000,000	992,319
International Speedway Corp., 4.20%, 4/15/09	500,000	497,460
Kroger Co., 7.625%, 9/15/06	1,000,000	1,066,639
Limited Brands, 6.125%, 12/1/12	1,000,000	1,067,799
MDC Holdings, Inc., 5.50%, 5/15/13	1,000,000	1,015,316
Target Corp., 7.50%, 2/15/05	3,000,000	3,015,177
Wal-Mart Stores, 4.125%, 2/15/11 (c)	2,000,000	2,007,176

Wendy’s International, 6.25%, 11/15/11	1,000,000	1,097,145
Woolworth Corp., 8.50%, 1/15/22	845,000	929,500
YUM! Brands, Inc., 8.50%, 4/15/06 (c)	1,000,000	1,062,289
YUM! Brands, Inc., 8.875%, 4/15/11	1,000,000	1,235,519

		17,140,159

Consumer Staples (1.7%)
Anheuser-Busch Cos., Inc., 5.95%, 1/15/33	1,000,000	1,078,954
ConAgra Foods, Inc., 6.00%, 9/15/06	1,000,000	1,041,200
Kraft Foods, Inc., 6.25%, 6/1/12	1,000,000	1,097,765
Pepsico, Inc., 3.20%, 5/15/07	2,000,000	1,990,342

		5,208,261

Energy (1.6%)
Engelhard Corp., 4.25%, 5/15/13	1,000,000	964,448
PSEG Power LLC, 8.625%, 4/15/31	3,000,000	3,983,337

		4,947,785

Engineering - Research & Development Services (0.4%)
Science Applications Institute, 7.125%, 7/1/32	1,000,000	1,177,886

Foreign Government (2.3%)
Ontario Province, 5.50%, 10/1/08	1,000,000	1,060,209
People’s Republic of China, 4.75%, 10/29/13	1,000,000	1,005,880
Republic of Chile, 5.50%, 1/15/13	1,000,000	1,050,700
United Mexican States, 6.375%, 1/16/13	3,000,000	3,195,000
United Mexican States, 2.75%, 1/13/09 *	1,000,000	1,013,500

		7,325,289

Health Care (6.8%)
Abbott Laboratories, 3.75%, 3/15/11	2,000,000	1,960,026
AstraZeneca PLC, 5.40%, 6/1/14 (c)	2,000,000	2,102,710
Bausch & Lomb, Inc., 7.125%, 8/1/28	1,000,000	1,065,498
Becton Dickinson & Co., 7.00%, 8/1/27	1,650,000	1,948,544
Boston Scientific Corp., 5.45%, 6/15/14	500,000	519,423
Boston Scientific Corp., 5.125%, 1/12/17	1,250,000	1,246,124
Bristol-Myers Squibb Co., 4.75%, 10/1/06	2,000,000	2,045,052
Guidant Corp., 6.15%, 2/15/06	2,450,000	2,526,499
HCA, Inc., 6.25%, 2/15/13	1,000,000	1,008,768
Hospira, Inc., 5.90%, 6/15/14	1,000,000	1,050,907
Laboratory Corporation of America, 5.50%, 2/1/13	1,679,000	1,740,886
Medpartners, Inc., 7.375%, 10/1/06	2,000,000	2,118,174
Quest Diagnostic, Inc., 7.50%, 7/12/11	1,000,000	1,154,158
Wellpoint, Inc., 3.75%, 12/14/07 (b)	1,000,000	999,475

		21,486,244

Industrials (6.2%)
Archer Daniels Midland Co., 8.125%, 6/1/12	2,000,000	2,465,986
Briggs & Stratton Corp., 8.875%, 3/15/11	1,000,000	1,202,500
Brunswick Corp., 5.00%, 6/1/11	1,000,000	1,027,613
Centex Corp., 4.55%, 11/1/10	1,000,000	994,971

Donnelley (R.R.) & Sons, 3.75%, 4/1/09 (b)	1,000,000	986,851
FedEx Corp., 9.65%, 6/15/12	1,000,000	1,298,643
General Electric Co., 5.00%, 2/1/13	3,000,000	3,077,895
Northrop Grumman Corp., 7.00%, 3/1/06	2,000,000	2,083,348
Republic Services, Inc., 6.75%, 8/15/11	2,775,000	3,117,074
Thermo Electron, 7.625%, 10/30/08 (c)	1,000,000	1,115,118
Tyco International Group SA, 6.375%, 10/15/11	1,000,000	1,104,056
Union Pacific Corp., 5.375%, 5/1/14	1,000,000	1,035,881

		19,509,936

Information Technology (4.0%)
Applied Materials, Inc., 6.75%, 10/15/07	2,250,000	2,421,916
Dell, Inc., 6.55%, 4/15/08	2,970,000	3,222,117
First Data Corp., 4.70%, 11/1/06	2,000,000	2,044,702
IBM Corp., 8.375%, 11/1/19	1,000,000	1,310,380
Oracle Corp., 6.91%, 2/15/07	1,500,000	1,592,880
USA Networks, Inc., 6.75%, 11/15/05	2,000,000	2,055,426

		12,647,421

Linen Supply & Related Items (0.3%)
Cintas Corp. No. 2, 6.00%, 6/1/12	1,000,000	1,094,049

Media (3.0%)
AOL Time Warner, Inc., 7.625%, 4/15/31	3,000,000	3,629,283
Comcast Corp., 5.50%, 3/15/11	2,000,000	2,113,908
Comcast Corp., 5.30%, 1/15/14 (c)	1,000,000	1,031,314
Harman International, 7.125%, 2/15/07	1,495,000	1,587,467
Viacom, Inc., 5.50%, 5/15/33	1,000,000	983,005

		9,344,977

Metals (2.2%)
Barrick Gold Finance, Inc., 7.50%, 5/1/07	3,000,000	3,251,268
Newmont Mining, 8.625%, 5/15/11	2,000,000	2,428,062
Placer Dome, Inc., 6.45%, 10/15/35	1,000,000	1,078,433

		6,757,763

Motors & Generators (0.4%)
Ametek, Inc., 7.20%, 7/15/08	1,255,000	1,360,672

Oil & Gas (2.9%)
BP Canada Finance, 3.375%, 10/31/07	1,000,000	995,416
ConocoPhillips, 6.95%, 4/15/29	2,000,000	2,361,710
Marathon Oil, 6.80%, 3/15/32 (c)	1,000,000	1,121,039
Occidental Petroleum, 7.65%, 2/15/06	2,585,000	2,706,112
Pacific Gas & Electric, 3.60%, 3/1/09	1,000,000	983,396
Trans Canada Pipelines, 4.00%, 6/15/13	1,000,000	947,167

		9,114,840

Oil & Gas Exploration Products & Services (1.5%)
Cooper Cameron Corp., 2.65%, 4/15/07	1,000,000	973,824
Devon Financing Corp., 6.875%, 9/30/11	1,000,000	1,132,557
Noble Corp., 6.95%, 3/15/09	1,500,000	1,649,049
XTO Energy, Inc., 4.90%, 2/1/14 (c)	1,000,000	997,791

		4,753,221

Oil Company - Exploration & Production (1.0%)
EOG Resources Canada, 4.75%, 3/15/14 (b)	1,000,000	981,899
Pemex Project Funding Master Trust, 6.125%, 8/15/08	1,000,000	1,060,000
Pemex Project Funding Master Trust, 7.375%, 12/15/14 (c)	1,000,000	1,111,500

		3,153,399

Petroleum Refining (0.6%)
Valero Energy Corp., 3.50%, 4/1/09	2,000,000	1,949,880

Plastics Foam Products (0.3%)
Sealed Air Corp., 5.375%, 4/15/08 (b)	1,000,000	1,039,011

Telecommunications (6.0%)
British Telecom PLC, 8.375%, 12/15/10	1,000,000	1,200,859
Deutsche Telekom, 8.50%, 6/15/10 (c)	1,000,000	1,191,373
Deutsche Telekom, 5.25%, 7/22/13 (c)	500,000	514,304
France Telecom, 8.20%, 3/1/06 *	1,000,000	1,049,965
Koninklijke KPN NV, 8.00%, 10/1/10	1,000,000	1,180,339
News America, Inc., 4.75%, 3/15/10 (c)	1,000,000	1,018,991
SBC Communications, Inc., 6.125%, 2/15/08	1,000,000	1,064,335
Sprint Capital Corp., 7.625%, 1/30/11	2,000,000	2,322,078
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,010,735
Univision Communications, Inc., 3.875%, 10/15/08	1,000,000	991,254
USA Interactive, 7.00%, 1/15/13	1,000,000	1,103,068
Verizon Maryland, Inc., 6.125%, 3/1/12	2,000,000	2,154,098
Verizon Virginia, Inc., 4.625%, 3/15/13 (c)	1,000,000	975,168
Verizon Wireless, Inc., 5.375%, 12/15/06	2,000,000	2,071,610
Vodafone Airtouch PLC, 7.75%, 2/15/10	1,000,000	1,160,457

		19,008,634

Utilities (3.9%)
Alabama Power Co., 5.375%, 10/1/08	2,000,000	2,098,248
Appalachian Power Co., 4.80%, 6/15/05	2,650,000	2,672,414
Carolina Power & Light, 6.125%, 9/15/33	1,000,000	1,064,901
Constellation Energy Group, 6.35%, 4/1/07	1,000,000	1,056,898
FirstEnergy Corp., Series A, 5.50%, 11/15/06	1,000,000	1,032,328
NiSource Finance Corp., 5.40%, 7/15/14	1,000,000	1,024,672
Southern Cal Edison, 6.00%, 1/15/34 (c)	1,000,000	1,062,408
TXU Energy Co., 7.00%, 3/15/13	1,000,000	1,116,851
Virginia Electric & Power, 4.50%, 12/15/10	1,000,000	1,007,238

		12,135,958

Total Corporate Bonds (Cost $245,165,286)		252,401,666

Exchange Traded Fund (0.3%)
iShares GS Investop Index Fund	9,000	1,004,400

Total Exchange Traded Fund (Cost $1,026,862)		1,004,400

Real Estate Investment Trust (0.7%)
Spieker Properties LP, 7.25%, 5/1/09	2,000,000	2,221,300

Total Real Estate Investment Trust (Cost $ 1,999,286)		2,221,300

U.S. Government Agencies (13.0%)
Federal Farm Credit Bank (2.5%)
2.625%, 12/15/05 (c)	7,820,000	7,794,335

Federal Home Loan Bank (1.6%)
5.87%, 10/22/18 (c)	5,000,000	4,907,215

Federal Home Loan Mortgage Corp. (3.2%)
5.125%, 11/7/13 (c)	10,000,000	10,040,000

Federal National Mortgage Assoc. (0.3%)
4.625%, 5/1/13 (c)	1,000,000	996,200

Government National Mortgage Assoc. (4.4%)
6.00%, 1/15/33, Pool #603914	4,193,578	4,349,315
6.00%, 8/15/34	9,419,307	9,769,113

		14,118,428

Student Loan Marketing Association (1.0%)
Series MTN, 2.27%, 4/25/06 * (c)	2,000,000	2,003,570
Series MTNA, 4.00%, 1/15/09	1,000,000	999,516

		3,003,086

Total U.S. Government Agencies (Cost $41,054,613)		40,859,264

Repurchase Agreement (2.6%)
U.S. Bank N.A., 2.05%, dated 12/31/04, maturing 1/3/05, with maturity value of $8,068,385 (Collateralized fully by U.S. Government Agencies)	8,067,007	8,067,007

Total Repurchase Agreement (Cost $8,067,007)		8,067,007

U.S. Treasury Notes (1.6%)
1.625%, 10/31/05 (c)	5,000,000	4,957,225

Total U.S. Treasury Notes (Cost $4,979,586)		4,957,225

Investment Company (0.6%)
Federated High Yield Fund - Institutional Class	322,056	2,006,410

Total Investment Company (Cost $1,646,550)		2,006,410

Securities Held as Collateral for Securities on Loan (18.2%)
Pool of various securities for BB&T Funds – Note 2 – Security Loans	57,315,477	57,315,477

Total Securities Held as Collateral for Securities on Loan (Cost $57,315,477)		57,315,477

Total Investments (Cost $361,254,667) (a) - 117.3%		$368,832,749

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$8,631,847
Unrealized depreciation	(1,053,765)

Net unrealized appreciation	$7,578,082)

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be liquid.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2004, see Note 2 – Security Loans.

*	The interest rate for this variable rate note, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of December 31, 2004. The maturity date reflected is the final maturity date.

See accompanying notes to the schedules of portfolio investments.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (95.8%)
Education Bonds (22.1%)
Allen County, Kentucky, School District, 5.25%, 4/1/10, Callable 4/1/07 @ 102	$455,000	$491,113
Fayette County, Kentucky, School District, 5.00%, 9/1/09	100,000	109,820
Fayette County, Kentucky, School District, Series A, 5.35%, 1/1/12, Callable 1/1/07 @ 102	200,000	215,884
Floyd County, Kentucky, School District, 4.10%, 4/1/10	220,000	233,202
Graves County, Kentucky, School District, 5.60%, 2/1/18, Callable 2/1/10 @ 101	170,000	188,919
Henderson County, Kentucky, School District, 4.10%, 3/1/09	300,000	317,772
Jefferson County, Kentucky, School District, Series A, 5.25%, 1/1/11, Callable 7/1/09 @ 101, FSA	200,000	220,844
Jefferson County, Kentucky, School District, Series A, 5.25%, 7/1/11, FSA	250,000	277,725
Jefferson County, Kentucky, School District, Series A, 5.50%, 1/1/14, FSA	100,000	114,496
Louisville & Jefferson County, Kentucky, 5.00%, 5/15/10	500,000	551,035
McLean County, Kentucky, School District, 4.90%, 2/1/18, Callable 2/1/08 @ 102	150,000	158,343
Somerset, Kentucky, Independent School District Finance Corporation, 4.00%, 10/1/08	175,000	182,674
University of Kentucky, Series M, 4.55%, 5/1/09, Callable 5/1/08 @ 101	150,000	160,092
University of Kentucky, Series Q, 5.00%, 5/1/10	250,000	275,813
University of Kentucky, Series Q, 5.375%, 6/1/17, Callable 6/1/07 @ 102, MBIA	300,000	324,933

		3,822,665

Commission Bonds (36.9%)
Kentucky State Property & Buildings Commission, Project # 68, 5.50%, 10/1/06, FSA	130,000	137,183
Kentucky State Property & Buildings Commission, Project # 69, Series C, 5.50%, 8/1/07, FSA	200,000	215,818
Kentucky State Property & Buildings	100,000	109,903

Commission, Project # 55, 6.25%, 9/1/07, FSA
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/09, FSA	350,000	387,090
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 8/1/09, FSA	150,000	166,932
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/10, FSA	305,000	340,554
Kentucky State Property & Buildings Commission, Project # 69, Series A, 5.50%, 8/1/11, FSA	540,000	614,281
Kentucky State Property & Buildings Commission, Project # 71, 4.40%, 8/1/12, FSA	395,000	421,552
Kentucky State Property & Buildings Commission, Project # 64, 5.375%, 5/1/13, Callable 11/1/09 @ 100, MBIA	500,000	560,205
Kentucky State Property & Buildings Commission, Project # 67, 5.00%, 9/1/13, Callable 9/1/10 @ 100	405,000	447,861
Kentucky State Property & Buildings Commission, Project # 67, 5.625%, 9/1/13, Callable 9/1/10 @ 100	300,000	341,466
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/14, Callable 2/1/12 @ 100, FSA	500,000	567,510
Kentucky State Property & Buildings Commission, Project # 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	544,250
Kentucky State Property & Buildings Commission, Project # 73, 5.50%, Second Series 11/1/16, Callable 11/1/12 @ 100, FSA	400,000	448,728
Kentucky State Property & Buildings Commission, Project # 65, 5.95%, 2/1/17, Callable 2/1/10 @ 100	350,000	401,499
Kentucky State Property & Buildings Commission, Project # 83, 5.00%, 10/1/18	250,000	279,870
Louisville, Kentucky, Parking Authority, 7.50%, 7/1/09, Callable 1/1/05 @ 100	350,000	421,232

		6,405,934

General Obligations (3.5%)
Bowling Green, Kentucky, Series B, 4.25%, 6/1/12	200,000	211,194
Hopkins County, Kentucky, Detention Facilities, 5.375%, 2/1/09, FGIC	350,000	387,002

		598,196

Health Care Bonds (3.2%)
Kentucky Economic Development Financial Authority, Catholic Health Initiatives, Series A, 5.75%, 12/1/15, Callable 6/1/10 @ 101	500,000	549,530

Housing Bonds (0.6%)
Kentucky Housing Corporation, Series D, 5.20%, 7/1/07, Callable 7/1/06 @ 102, FHA	100,000	105,392

Transportation Bonds (9.2%)
Kentucky State Turnpike Authority, Revitalization Projects, 6.50%, 7/1/08, AMBAC	350,000	396,263
Kentucky State Turnpike Authority, Revitalization Projects, 5.50%, 7/1/09, AMBAC	250,000	279,138
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/12, AMBAC	500,000	570,420
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/15, AMBAC	300,000	346,350

		1,592,171

Urban & Community Development (7.1%)
Bell County, Kentucky, Judicial Center Project, 5.40%, 9/1/13, Callable 3/1/11 @ 102	160,000	178,266
Daviess County, Kentucky, Court Facilities Project, Series A, 5.60%, 10/1/06, Callable 4/1/05 @ 102	245,000	251,627
Jefferson County, Kentucky, Capital Projects, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	318,753
Mason County, Kentucky, Court Facilities Project, 4.90%, 3/1/13, Callable 3/1/08 @ 102, AMBAC	190,000	204,657
Paducah Kentucky Public Housing Authority, 5.00%, 10/1/06, Callable 4/1/05 @ 101, U.S. Government Guaranteed	270,000	281,904

		1,235,207

Utility Bonds (12.5%)
Bardstown, Kentucky, Combined Utilities, 4.375%, 12/1/11, Callable 12/1/10 @ 101, MBIA	200,000	213,314
Kentucky Infrastructure Authority, Series A, 4.00%, 6/1/08	300,000	314,946
Kentucky Rural Water Finance, Series A, 4.00%, 2/1/07	205,000	212,058
Lexington-Fayette Urban County, Kentucky, Sewer Systems, 5.50%, 7/1/11	450,000	511,439
Louisville, Kentucky, Louisville Water Company, 4.70%, 11/15/14, Callable 11/15/10 @ 100	550,000	583,935
Louisville-Jefferson County, Kentucky,	100,000	113,022

Sewer Distribution, Series A, 5.75%, 5/15/14, Callable 11/15/09 @ 101, FGIC
Owensboro Kentucky Electric Light & Power, Series B, 2.36%, 1/1/06, AMBAC*	60,000	58,678
Owensboro Kentucky Electric Light & Power, Series B, 2.73%, 1/1/09, AMBAC*	45,000	39,978
Owensboro Kentucky Electric Light & Power, Series B, 2.93%, 1/1/10, AMBAC*	80,000	67,990
Winchester, Kentucky, Combined Utilities, 4.70%, 7/1/15, Callable 7/1/12 @ 101, AMBAC	50,000	53,816

		2,169,176

Puerto Rico (0.7%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	124,161

Total Municipal Bonds (Cost $16,181,459)		16,602,432

Investment Company (3.0%)
Federated Tax Exempt Money Market Fund	517,705	517,705

Total Investment Companies (Cost $517,705)		517,705

Total Investments (Cost $16,699,164) (a) - 98.8%		$17,120,137

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$431,322
Unrealized depreciation	(10,349)

Net unrealized appreciation	$420,973

*	Discount note. Rate disclosed represents the effective yield at December 31, 2004.

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guaranty Insurance Corporation.
FHA	– Insured by the Federal Housing Authority.
FSA	– Insured by the Financial Security Assurance.
MBIA	– Insured by the Municipal Bond Insurance Association

See accompanying notes to the schedules of portfolio investments.

Maryland Intermediate Tax - Free Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (95.7%)
Maryland (91.8%)
Education Bonds (10.3%)
Maryland State Authority for American Physics, 5.25%, 12/15/13, Callable 12/15/11 @ 100, GTY-AGMT	$150,000	$166,509
Maryland State Health & Higher Education, 4.625%, 7/1/10	100,000	105,764
Maryland State Health & Higher Education, 5.125%, 7/1/10, AMBAC	150,000	166,694
Maryland State Health & Higher Education, 6.00%, 7/1/39	100,000	114,965
Maryland State Health & Higher Education, 5.00%, 5/15/13, Callable 5/15/11 @ 100	175,000	188,267
Maryland State Health & Higher Education, 5.50%, 7/1/13, Callable 7/1/05 @ 100	55,000	58,671
Maryland State Health & Higher Education, 5.50%, 7/1/24, Callable 7/1/05 @ 100	100,000	100,017
Maryland State Health and Higher Education, Series A, 5.75%, 1/1/15, Callable 1/1/13 @ 101	100,000	111,301

		1,012,188

General Obligations (56.7%)
Allegany County, Maryland, 4.50%, 8/1/11, Callable 8/1/08 @ 101, AMBAC	50,000	52,807
Anne Arundel County, Maryland, 5.00%, 4/1/06, Callable 4/1/05 @ 101	70,000	71,198
Anne Arundel County, Maryland, 5.00%, 5/15/10, Callable 5/15/09 @ 101	100,000	109,686
Anne Arundel County, Maryland, 5.25%, 3/1/11	200,000	224,962
Anne Arundel County, Maryland, 5.375%, 3/1/13	400,000	448,687
Baltimore County, Maryland, 5.00%, 9/1/05	100,000	102,039
Baltimore County, Maryland, 5.00%, 7/1/08	100,000	108,749
Baltimore County, Maryland, 7.00%, 10/15/09, MBIA	100,000	118,819
Baltimore County, Maryland, 5.50%, 6/1/12, Callable 6/1/11 @ 101	100,000	114,850
Calvert County, Maryland, 5.00%, 7/15/11	100,000	111,204
Carroll County, Maryland, 5.00%, 11/1/09	100,000	110,353
Harford County, Maryland, 4.00%, 12/1/05	50,000	50,932

Harford County, Maryland, 5.00%, 12/1/09	200,000	221,432
Howard County, Maryland, 4.00%, 8/15/05	100,000	101,291
Howard County, Maryland, 5.00%, 8/15/05	100,000	101,906
Howard County, Maryland, 5.00%, 8/15/11	200,000	223,066
Maryland State & Local Facilities, Series 2, 5.25%, 6/15/07, Callable 6/15/06 @ 100	100,000	104,397
Maryland State & Local Facilities, 5.50%, 3/1/10	125,000	141,189
Maryland State & Local Facilities, Series 2, 5.00%, 8/1/11	350,000	390,463
Maryland State & Local Facilities, Series 2, 5.00%, 10/15/08, Callable 10/15/05 @ 101	50,000	51,650
Maryland State, Series B, 5.00%, 7/15/08	100,000	108,830
Maryland State, 5.25%, 3/1/09	100,000	110,760
Montgomery County, Maryland, 4.00%, 2/1/08	250,000	262,653
Montgomery County, Maryland, Series A, 5.30%, 1/1/13, Callable 1/1/10 @ 101	100,000	112,709
Montgomery County, Maryland, Certificates of Participation, 4.50%, 6/1/06	100,000	103,185
Montgomery County, Maryland, 5.25%, 10/1/14, Callable 10/1/11 @ 101	100,000	111,903
Montgomery County, Maryland, Series A, 5.00%, 2/1/16, Callable 2/1/12 @ 101	150,000	163,500
Ocean City, Maryland, 5.00%, 3/1/10, MBIA	150,000	165,462
Prince Georges County, Maryland, 5.50%, 5/15/12	100,000	114,648
Prince Georges County, Maryland, 5.125%, 10/1/08	100,000	109,600
Prince Georges County, Maryland, 5.50%, 10/1/08, FSA	55,000	60,973
Prince Georges County, Maryland, Series B, 5.00%, 10/1/12	340,000	379,471
Rockville, Maryland, 4.00%, 3/15/08	310,000	326,002
Saint Mary’s County, Maryland, 5.00%, 7/1/05	100,000	101,540
Washington County, Maryland, 5.375%, 1/1/16	100,000	110,829
Washington Suburban Sanitation District, Maryland, 5.00%, 6/1/06	100,000	104,034
Washington Suburban Sanitation District, Maryland, Sewage Disposal, 5.25%, 6/1/08	150,000	164,126

		5,569,905

Housing Bonds (16.7%)
Baltimore, Maryland, Public Housing Authority, 5.75%, 7/1/09, Callable 1/1/05 @ 101	235,000	261,700
Maryland State, Community Development Administration, 4.05%, 4/1/07	250,000	259,052

Maryland State, Community Development Administration, Series A, 4.25%, 5/15/09	80,000	84,137
Maryland State, Community Development Administration, Series E, 4.35%, 9/1/09	150,000	158,571
Maryland State, Community Development Administration,	200,000	212,468
Single Family Program, Series 1, 4.50%, 4/1/11, Callable 10/1/10 @ 100
Maryland State, Community Development Administration, 4.50%, 5/15/11	105,000	112,128
Maryland State, Community Development Administration, Series A, 4.65%, 9/1/12, Callable 9/1/10 @ 100	150,000	158,570
Maryland State, Community Development Administration, 4.60%, 4/1/13, Callable 4/01/11 @ 100	200,000	210,842
Maryland State, Community Development Administration, Series B, 5.125%, 6/1/17, MBIA, Callable 6/01/08 @ 101	100,000	107,516
Montgomery County, Maryland, Community Housing Opportunities, Series A, 4.50%, 7/1/09, Callable 7/1/08 @ 101	75,000	79,388

		1,644,372

Pollution Control Bonds (6.5%)
Anne Arundel County Maryland Pollution Control, 6.00%, 4/1/24, Callable 4/1/05 @ 101	30,000	30,885
Baltimore, Maryland Project, Series A, 5.00%, 7/1/24	200,000	218,634
Baltimore, Maryland Project, 5.00%, 7/1/24	250,000	274,688
Montgomery County Solid Waste Systems, 5.00%, 6/1/13, AMBAC	100,000	111,144

		635,351

Transportation Bonds (1.2%)
Maryland State Transit Department, 6.80%, 7/1/16	135,000	160,462

District of Columbia (2.6%)
Washington, D.C., Metro Area Transportation Authority, 5.00%, Series B, 7/1/10, MBIA	100,000	110,712
Washington, D.C., Metro Area Transportation Authority, 6.00%, 7/1/09, FGIC	125,000	142,369

		253,081

Puerto Rico (1.3%)
General Obligation (1.3%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	124,161

Total Municipal Bonds (Cost $9,503,385)		9,399,520

Investment Company (3.0%)
Federated Maryland Municipal Cash Trust	291,387	291,387

Total Investment Companies (Cost $291,387)		291,387

Total Investments (Cost $9,503,386) (a) - 98.7%		$9,690,907

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$194,634
Unrealized depreciation	(7,113)

Net unrealized appreciation	$187,521

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guarantee Insurance Corporation.
FSA	– Insured by the Financial Security Assurance.
GTY – AGMT	– Insured by Guarantor Agreement.
MBIA	– Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedules of portfolio investments.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.0%)
Correctional Institutions (0.9%)
North Carolina Infrastructure Financial Corp., 5.00%, 10/1/17, Callable 10/1/13 @ 100	$1,000,000	$1,080,830

Education Bonds (5.9%)
Johnston County, North Carolina, School & Museum Project, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,000,000	1,117,290
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @ 102 (b)	2,413,226	2,356,298
North Carolina State University, Series A, 5.00%, 10/1/13	1,000,000	1,116,160
University of North Carolina, Wilmington, 5.25%, 1/1/15, Callable 1/1/13 @ 100, AMBAC	500,000	554,140
University of North Carolina, System Pool Revenue, Series C, 5.00%, 4/1/29, Callable 4/1/14 @ 100 AMBAC	1,500,000	1,549,260

		6,750,076

General Obligation Bonds (35.8%)
Bladen County, North Carolina, 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,317,394
Buncombe County, North Carolina, 5.10%, 3/1/07	1,000,000	1,060,280
Buncombe County, North Carolina, Certificate of Participation, 5.00%, 12/1/05, AMBAC	1,000,000	1,026,600
Cabarrus County, North Carolina, 5.30%, 2/1/11, Callable 2/1/07 @ 102, MBIA	1,000,000	1,080,660
Cabarrus County, North Carolina, Certificate of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,438,301
Cary, North Carolina, Public Improvement, Certificate of Participation, Series A, 5.00%, 12/1/16, Callable 12/1/12 @ 100	1,050,000	1,133,202
Charlotte, North Carolina, 5.25%, 2/1/05	250,000	250,707
Charlotte, North Carolina, 5.50%, 6/1/09	1,460,000	1,634,908
Charlotte, North Carolina, Certificate of Participation, Series G, 5.00%, 6/1/16, Callable 6/1/13 @ 100	1,000,000	1,077,500
Cumberland County, North Carolina, 5.50%, 3/1/09	1,055,000	1,175,787
Currituck County, North Carolina, 5.00%, 6/1/12	1,160,000	1,290,616
Durham, North Carolina, 5.00%, 2/1/13	1,650,000	1,842,704
Guilford County, North Carolina, Public Improvement, Series B, 5.00%, 10/1/09	2,500,000	2,761,674
Guilford County, North Carolina, Series B, 5.25%, 10/1/15, Callable 10/1/10 @ 102	2,030,000	2,259,207

Haywood County, North Carolina, Certificate of Participation, Series A, 5.00%, 10/1/16, Callable 10/1/13 @ 101, AMBAC	1,985,000	2,165,774
High Point, North Carolina, Public Improvement, Series B, 5.40%, 6/1/07	1,350,000	1,448,888
High Point, North Carolina, Public Improvement, Series B, 5.40%, 6/1/08	1,350,000	1,480,950
Johnston County, North Carolina, 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,122,710
Mecklenburg County, North Carolina, 5.00%, 4/1/07	1,500,000	1,591,320
New Hanover County, North Carolina, Public Improvement, 5.30%, 11/1/08	1,500,000	1,654,305
Newton, North Carolina, 4.00%, 4/1/06	165,000	168,721
North Carolina Capital Facilities Agency, Johnson & Wales University, Series A, 5.00%, 4/1/12, XLCA	1,000,000	1,097,280
North Carolina State, 5.10%, 6/1/08, Callable 6/1/06 @ 101	2,000,000	2,100,480
North Carolina State, 5.10%, 6/1/09, Callable 6/1/06 @ 101.5	1,000,000	1,055,090
Orange County, North Carolina, Public Improvement, 5.25%, 4/1/08	1,300,000	1,416,402
Randolph County, North Carolina, Certificate of Participation, 5.20%, 6/1/09, FSA	1,175,000	1,292,030
Randolph County, North Carolina, Certificate of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,958,093
Rutherford County, North Carolina, Certificate of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,709,553
Salisbury, North Carolina, 4.40%, 6/1/06	160,000	165,046
Wake County, North Carolina, 5.30%, 2/1/11, Callable 2/1/10 @ 100.5	1,000,000	1,122,310

		40,898,492

Health Care Bonds (26.0%)
Charlotte-Mecklenberg Hospital Authority North Carolina, Health Care System, Series A, 5.50%, 1/15/08, Callable 1/15/06 @ 102	1,720,000	1,805,329
Charlotte-Mecklenberg Hospital Authority North Carolina, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,706,016
Charlotte-Mecklenberg Hospital Authority North Carolina, Health Care System, Series A, 5.00%, 1/15/14, Callable 1/15/07 @ 102	1,000,000	1,066,260
Cumberland County, North Carolina, Detention Center & Mental Health Facilities, 5.625%, 6/1/18, Callable 6/1/09 @ 101	2,120,000	2,350,402

Cumberland County, North Carolina, Hospital Facilities, 5.25%, 10/1/10, Callable 10/1/09 @ 101	1,035,000	1,131,058
New Hanover County, North Carolina, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101	1,000,000	1,101,480
North Carolina Medical Care Community Hospital, 5.75%, 11/1/06, AMBAC	1,150,000	1,222,220
North Carolina Medical Care Community Health Care, 5.25%, 5/1/09, Callable 5/1/07 @ 100	1,325,000	1,400,552
North Carolina Medical Care Community Health Care, Series A, 2.00%, 11/1/05	500,000	497,600
North Carolina Medical Care Community Health Care, Stanley Memorial Hospital, 5.45%, 10/1/08, Callable 10/1/06 @ 102, AMBAC	750,000	801,045
North Carolina Medical Care Community Hospital, Gaston Memorial Hospital Project, 5.40%, 2/15/11	525,000	550,468
North Carolina Medical Care Community Hospital, Gaston Health Care, 4.625%, 2/15/07	1,100,000	1,145,562
North Carolina Medical Care Community Hospital, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/06 @ 102	1,980,000	2,078,208
North Carolina Medical Care Community Hospital, Halifax Regional Medical Center, 4.60%, 8/15/07	1,795,000	1,861,236
North Carolina Medical Care Community Hospital, Pitt County Memorial Hospital, Series A, 5.00%, 12/1/07	1,625,000	1,736,670
North Carolina Medical Care Community Hospital, Pitt County Memorial Hospital, Series A, 5.25%, 12/1/10, Callable 12/1/08 @ 101	1,220,000	1,326,494
North Carolina Medical Care, 4.75%, 9/1/24, Callable 9/1/14 @ 100, FHA, FSA	1,500,000	1,533,765
Pitt County, North Carolina, Memorial Hospital, 5.50%, 12/1/15, Callable 12/1/05 @ 102	3,090,000	3,286,708
Pitt County, North Carolina, Memorial Hospital, 5.25%, 12/1/21, Callable 12/1/05 @ 102	165,000	174,639
Wake County, North Carolina, Hospital, 5.125%, 10/1/13, MBIA	2,630,000	2,958,014

		29,733,726

Transportation Bonds (1.4%)
Piedmont, North Carolina, Triad Airport Authority, Series A, 6.375%, 7/1/16, Callable 7/1/09 @ 101, FSA	1,385,000	1,583,069

Urban & Community Development (2.2%)
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/09, Callable 2/1/05 @ 101	485,000	521,424

Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/10, Callable 2/1/05 @ 101	580,000	627,188
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/11	350,000	379,530
Durham, North Carolina, New Public Housing Authority, 5.00%, 2/1/09, Callable 2/1/05 @ 101	510,000	548,300
Durham, North Carolina, New Public Housing Authority, 5.125%, 6/1/10, Callable 6/1/05 @ 101	160,000	174,786
Durham, North Carolina, New Public Housing Authority, 5.00%, 2/1/11, Callable 2/1/05 @ 101	200,000	216,874

		2,468,102

Utility Bonds (24.8%)
Brunswick County, North Carolina, Enterprise System Revenue, 5.25%, 4/1/16, Callable 4/1/14 @ 100	1,000,000	1,118,760
Charlotte, North Carolina, Water & Sewer System, 5.25%, 7/1/13	1,000,000	1,134,790
Charlotte, North Carolina, Water & Sewer System, 5.00%, 6/1/23, Callable 6/1/09 @ 102	550,000	587,736
Charlotte, North Carolina, Water & Sewer System, 5.25%, 6/1/25, Callable 6/1/10 @ 101	1,000,000	1,125,870
Durham, North Carolina, Water & Sewer System, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,104,020
Gastonia, North Carolina, Utilities System, 5.00%, 5/1/09	1,155,000	1,264,737
Gastonia, North Carolina, Utilities System, 5.00%, 5/1/10, MBIA	1,000,000	1,102,730
Greenville, North Carolina, Enterprise Systems, 5.50%, 9/1/10, FSA	1,455,000	1,647,497
Greenville, North Carolina, Utilities, Series A, 5.60%, 9/1/20, Callable 3/1/09 @ 101, MBIA	150,000	164,987
North Carolina, Eastern Municipal Power, Series A, 5.00%, 1/1/17	270,000	299,851
North Carolina Eastern Municipal Power, 6.40%, 1/1/21	2,685,000	3,341,750
North Carolina Eastern Municipal Power, Series A, 6.00%, 1/1/26, Callable 1/1/22 @ 100	1,315,000	1,615,070
North Carolina Enterprise System Revenue, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100	1,000,000	1,113,790
North Carolina, Municipal Power Agency, Series A, 3.00%, 1/1/05	3,000,000	3,000,074
North Carolina, Municipal Power Agency, No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC	1,610,000	1,848,731
North Carolina, Municipal Power Agency, No. 1, Catawba Electric Revenue, 5.50%, 1/1/13	1,605,000	1,834,515
Orange Water & Sewer Authority North Carolina, Water & Sewer System, Series A, 7/1/16, 5.25%, Callable 7/1/14 @ 100	1,475,000	1,656,735
Orange Water & Sewage Authority North Carolina, Water & Sewage System, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,881,037

Raleigh, North Carolina, 5.00%, 3/1/13	1,285,000	1,429,897
Wake County, North Carolina, Industrial Facilities & Pollution Control, 5.375%, 2/1/17, Callable 2/1/12 @ 101	1,000,000	1,075,580

		28,348,157

Total Municipal Bonds (Cost $ 105,261,936)		110,862,452

Investment Company (1.8%)
PNC North Carolina Blackrock Fund – Institutional Class	2,003,253	2,003,253

Total Investment Company (Cost $ 2,003,253)		2,003,253

Total Investments (Cost $107,265,189) (a) - 98.8%		$112,865,705

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation as follows:

Unrealized appreciation	$5,623,952
Unrealized depreciation	(23,436)

Net unrealized appreciation	$5,600,516

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. Represents 2.1% of net assets.

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guaranty Insurance Corporation.
FHA	– Insured by the Federal Housing Authority.
FSA	– Insured by the Financial Security Assurance.
MBIA	– Insured by the Municipal Bond Insurance Association
XLCA	– Insured by the XL Capital Assurance.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of December 31, 2004. The maturity date reflected is the final maturity date.

See accompanying notes to the schedules of portfolio investments.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.1%)
General Obligation Bonds (47.5%)
Anderson County, South Carolina, School District, Series B, 6.00%, 3/1/12, SCSDE	$500,000	$571,919
Beaufort County, South Carolina, School District, Series C, 5.00%, 3/1/09	500,000	546,190
Berkeley County, South Carolina, School District, 5.375%, 4/1/09, Callable 4/1/08 @ 102, SCSDE	750,000	825,239
Berkeley County, South Carolina, School District, 5.375%, 4/1/10, Callable 4/1/08 @ 102, SCSDE	500,000	551,320
Charleston County, South Carolina, School District, 5.00%, 2/1/11	500,000	552,465
Charleston County, South Carolina, School District, 5.00%, 12/1/11, FGIC	300,000	329,124
Charleston County, South Carolina, School District, Series B, 5.00%, 2/1/19, SCSDE	250,000	265,755
Georgetown County, South Carolina, School District, 5.50%, 3/1/08, SCSDE	500,000	546,880
Horry County, South Carolina, School District, Series A, 5.00%, 3/1/11, SCSDE	500,000	553,940
Horry County, South Carolina, School District, 5.125%, 3/1/14, Callable 3/1/13 @ 100 , SCDSC	500,000	554,520
Kershaw County, South Carolina, School District, 6.375%, 2/1/10, SCSDE	50,000	58,087
Kershaw County, South Carolina, School District, 6.125%, 2/1/16, Callable 2/1/10 @ 100, SCSDE	500,000	569,605
Lancaster County, South Carolina, School District, 5.00%, 3/1/11, Callable 3/1/10 @ 101, SCSDE	500,000	555,710
Lexington County, South Carolina, 5.00%, 2/1/14, Callable 2/1/12 @ 100, FGIC	500,000	544,465
South Carolina Educational Facilities Authority, 2.50%, 3/1/05	190,000	189,972
South Carolina, State School Facilities, Series A, 5.75%, 1/1/10, State Aid Withholding	500,000	568,375
South Carolina State School Facilities, Series A, 5.00%, 3/1/13, Callable 3/1/10 @ 101, State Aid Withholding	335,000	364,993

Spartanburg County, South Carolina, School District, 5.25%, 5/1/10, SCSDE	500,000	559,225
York County, South Carolina, School District, Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	500,000	546,520
York County, South Carolina, School District, Series A, 5.80%, 3/1/13, Callable 3/1/09 @ 101, SCSDE, FSA	500,000	567,735

		9,822,039

Health Care Bonds (20.7%)
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.00%, 11/1/09, FSA	500,000	548,105
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA	500,000	551,385
Greenville, South Carolina, Hospital Systems, Series A, 5.25%, 5/1/06, GTY AGMT	500,000	518,190
Lexington County, South Carolina, Health Services District, 4.75%, 11/1/09	500,000	531,735
Medical University of South Carolina Facilities, 6.00%, 8/15/12	500,000	583,555
Medical University of South Carolina Facilities, 6.00%, 7/1/14, Callable 7/1/09 @ 101	200,000	229,106
South Carolina Jobs Economic Development Authority Hospital Facilities, Series A, 2.75%, 4/1/05	500,000	499,820
South Carolina Jobs Economic Development Authority Hospital Facilities, 6.00%, 8/1/12	250,000	277,978
South Carolina Jobs Economic Development Authority Hospital Facilities, Anderson Area Medical Center, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA	500,000	552,990

		4,292,864

Housing Bonds (0.5%)
Florence, South Carolina, New Public Housing Authority, 5.75%, 8/1/10, Callable 2/1/05 @ 101 , FHA	100,000	112,668

Pollution Control Bonds (1.9%)
Georgetown County, South Carolina, Pollution Control, Series A, 5.125%, 2/1/12	360,000	383,386

Transportation Bonds (1.3%)
South Carolina Transportation Infrastructure, 5.00%, 10/1/29	250,000	277,915

Utility Bonds (25.2%)
Charleston, South Carolina, Waterworks & Sewer, 5.125%, 1/1/12	425,000	474,534
Charleston, South Carolina, Waterworks & Sewer, 5.25%, 1/1/14	600,000	665,310
Florence, South Carolina, Waterworks & Sewer, 7.50%, 3/1/11, Callable 3/1/10 @ 101 AMBAC	590,000	717,646
Piedmont, South Carolina, Municipal Power Agency, 5.40%, 1/1/07, MBIA	500,000	530,635
Piedmont, South Carolina, Municipal Power Agency, Series A, 6.50%, 1/1/14, FGIC	500,000	604,210
Rock Hill South Carolina Utility System, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	500,000	553,870
South Carolina State Public Service Authority, Series A, 5.50%, 1/1/09, MBIA	500,000	554,750
Spartanburg, South Carolina, Water Works, 5.25%, 6/1/11, FSA	500,000	560,650
Western Carolina, Sewer Authority, 5.25%, 3/1/10, FSA	500,000	555,905

		5,217,510

Total Municipal Bonds (Cost $18,926,798)		20,106,382

Investment Company (1.6%)
Federated Tax Exempt Money Market Fund - Institutional Class	338,918	338,918

Total Investment Company (Cost $338,918)		338,918

Total Investments (Cost $19,265,716) (a) - 98.7%		$20,445,300

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for federal reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,182,302
Unrealized depreciation	(2,718)

Net unrealized appreciation	$1,179,584

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guaranty Insurance Corporation.
FHA	– Insured by the Federal Housing Authority.
FSA	– Insured by the Financial Security Assurance.
GTY AGMT	– Insured by Guaranty Agreement.
MBIA	– Insured by the Municipal Bond Insurance Association
SCSDE	– Insured by the South Carolina School District Enhancement.

See accompanying notes to the schedules of portfolio investments.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.6%)
Education Bonds (14.7%)
University of Virginia, General Revenue, Series B, 5.00%, 6/1/22, Callable 6/1/2013 @ 100	$750,000	$795,968
Virginia College Building Authority, 5.50%, 4/1/10	1,000,000	1,119,780
Virginia College Building Authority, 5.25%, 1/1/31, MBIA	1,255,000	1,400,467
Virginia College Building Educational Facility, 5.00%, 9/1/15, Callable 9/1/14 @ 100	1,000,000	1,106,250
Virginia State Public School Authority, Series B, 5.25%, 8/1/10, Callable 8/1/09 @ 101	1,000,000	1,119,300
Virginia State Public School Authority, Series I, 5.25%, 8/1/10	2,050,000	2,293,499
Virginia State Public School Authority, Series I, 5.00%, 8/1/11, Callable 8/1/07 @ 101	1,125,000	1,204,785
Virginia State Public School Authority, Series D, 5.25%, 2/1/12, State Aid Witholding	1,145,000	1,288,514
Virginia State Public School Authority, Series C, 5.00%, 8/1/28, State Aid Withholding	1,500,000	1,551,780

		11,880,343

General Obligation Bonds (43.8%)
Alexandria, Virginia, 5.00%, 1/1/13	1,850,000	2,066,802
Alexandria, Virginia, Public Improvement, 5.00%, 6/15/08	1,000,000	1,086,370
Arlington County, Virginia, 5.00%, 5/15/12, State Aid Withholding	1,000,000	1,116,710
Arlington County, Virginia, 5.00%, 5/15/15, Callable 5/15/14 @ 100, State Aid Withholding	1,795,000	1,996,812
Arlington County, Virginia, 5.125%, 6/1/11, Callable 6/1/09 @ 100	1,000,000	1,103,640
Fairfax County, Virginia, Public Improvement, Series B, 5.50%, 12/1/07	1,000,000	1,090,850
Fairfax County, Virginia, Public Improvement, Series A, 5.00%, 6/1/09, Callable 6/1/08 @ 102	2,000,000	2,192,539

Henrico County, Virginia, Public Improvement, 5.00%, 7/15/10	1,545,000	1,714,487
Loudoun County, Virginia, 5.00%, 11/1/14, Callable 11/1/11 @ 101	1,000,000	1,098,680
Manassas, Virginia, 5.25%, 1/1/11, Callable 1/1/08 @ 102 Newport News, Virginia, 5.00%, 3/1/11	1,200,000 2,000,000	1,313,052 2,174,960
Newport News, Virginia, Series A, 5.50%, 5/1/13, Callable 5/1/10 @ 102	1,845,000	2,112,433
Newport News, Virginia, Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Withholding	1,250,000	1,325,450
Pittsylvania County, Virginia, 5.625%, 3/1/15	1,315,000	1,508,568
Richmond, Virginia, 5.25%, 1/15/09	1,500,000	1,654,605
Richmond, Virginia, Public Improvement, Series A, 5.45%, 1/15/08	1,500,000	1,633,935
Roanoke, Virginia, Public Improvement, 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,105,610
Spotsylvania County, Virginia, 5.50%, 7/15/12, FSA	2,925,000	3,365,446
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/08	1,000,000	1,086,180
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/11, Callable 3/1/10 @ 101	3,205,000	3,600,336
Virginia State Public Building, Series A, 5.00%, 8/1/10, Callable 8/1/05 @ 101	1,070,000	1,098,002

		35,445,467

Health Care Bonds (10.9%)
Danville, Virginia, Industrial Development Authority, Regional Medical Center, 5.00%, 10/1/07, AMBAC	1,160,000	1,237,523
Fredericksburg, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Medicorp Health Systems, 5.00%, 8/15/08	1,430,000	1,530,472
Norfolk, Virginia, Industrial Development Authority, Daughters Charity Hospital, 6.50%, 12/1/07, Callable 6/1/05 @ 100	700,000	711,802
Virginia Beach, Virginia, Industrial Development Authority, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,093,590
Virginia Biotechnology Research Authority Lease Revenue, Biotech Two Project, 5.15%, 9/1/10	1,100,000	1,159,719

Virginia Biotechnology Research Authority Lease Revenue, Biotech Two Project, 5.25%, 9/1/12, Callable 9/1/06 @ 101	1,500,000	1,583,880
Winchester, Virginia, Industrial Development Authority, Winchester Medical Center, 5.25%, 1/1/06, Callable 2/22/05 @ 102, AMBAC	1,500,000	1,518,600

		8,835,586

Housing Bonds (2.7%)
Suffolk, Virginia Redevelopment & Housing Authority, 4.85%, 7/1/31	1,050,000	1,129,244
Virginia Gateway Community Development Authority, 6.375%, 3/1/30, Callable 3/1/13 @ 102 (b)	1,000,000	1,024,310

		2,153,554

Transportation Bonds (13.9%)
Chesapeake Bay Bridge & Tunnel, Virginia, 5.50%, 7/1/06, Callable 7/1/05 @ 102, FGIC	2,400,000	2,487,023
Fairfax County, Virginia, Economic Development Authority, 1st Series, 5.25%, 9/1/10, Callable 9/1/09 @ 102	1,000,000	1,114,340
Fairfax County, Virginia, Economic Development Authority, 5.00%, 4/1/21, Callable 4/1/14 @ 100, MBIA	1,000,000	1,069,440
Northern Virginia Community Commuter Rail, 5.375%, 7/1/14 Virginia Commonwealth, 5.75%, 5/15/09	1,000,000 1,035,000	1,106,620 1,165,969
Virginia Commonwealth, Callable 5/15/07 @ 101, 5.125%, 5/15/19	875,000	929,749
Virginia Commonwealth Transportation Board, 5.50%, 5/15/15, Callable 5/15/09 @101	1,185,000	1,334,926
Virginia State Transportation Board, Transportation Contract Revenue, Series A, 5.125%, 5/15/12, Callable 5/15/06 @ 101	2,000,000	2,098,280

		11,306,347

Utility Bonds (9.3%)
Chesterfield County, Virginia, Pollution Control Authority, 5.50%, 10/1/09, Callable 11/8/06 @ 101	2,500,000	2,651,250
Henrico County, Virginia, Water & Sewer, 5.25%, 5/1/11, Callable 5/1/09 @ 102	1,310,000	1,451,231
Loudoun County, Virginia, Water & Sewer, 5.75%, 1/1/11, FSA	1,000,000	1,147,020

Norfolk, Virginia, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,130,662
Prince William County, Virginia, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,113,500

		7,493,663

Washington, D.C. (2.3%)
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	1,600,000	1,822,320

Total Municipal Bonds (Cost $74,411,235)		78,937,280

Investment Company (1.2%)
Federated Tax Exempt Money Market Fund	987,378	987,378

Total Investment Company (Cost $987,378)		987,378

Total Investments (Cost $75,398,613) (a) - 98.8%		$79,924,658

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,541,845
Unrealized depreciation	(15,800)

Net unrealized appreciation	$4,526,045

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. Represents 1.3% of net assets.

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guaranty Insurance Corporation.
FSA	– Insured by the Financial Security Assurance.
MBIA	– Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedule of portfolio investments.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.9%)
Building - Residential/Commercial (9.6%)
Harrison County, West Virginia, Building Commission, 5.15%, 4/1/18, Callable 4/1/08 @ 102, AMBAC	$1,000,000	$1,067,370
West Virginia State Building Commission, Series A, 5.25%, 7/1/09, Callable 7/1/07 @ 102, MBIA	1,000,000	1,084,530
West Virginia State Building Commission, Series A, 5.25%, 7/1/10, AMBAC	2,000,000	2,222,320
West Virginia State Building Commission, 5.25%, 7/1/11, AMBAC	1,000,000	1,116,340
Wood County, West Virginia, Building Commission, 6.875%, 1/1/08, Callable 7/1/05 @ 100	1,290,000	1,447,767

		6,938,327

Education Bonds (18.1%)
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100, FGIC	1,500,000	1,540,575
West Virginia Higher Education, Series A, 5.00%, 4/1/11, MBIA	2,000,000	2,210,720
West Virginia Higher Education, Series A, 5.00%, 4/1/12, MBIA	2,000,000	2,213,460
West Virginia Higher Education, Series B, 5.00%, 4/1/29, FGIC	2,000,000	2,062,620
West Virginia School Building Authority, 6.00%, 7/1/08, Callable 7/1/07 @ 102, AMBAC	560,000	617,165
West Virginia University, Series A, 5.50%, 4/1/10, MBIA	1,405,000	1,579,824
West Virginia University, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,683,307
West Virginia University, Series A, 5.25%, 4/1/13, Callable 4/1/08 @ 102, AMBAC	1,125,000	1,233,889

		13,141,560

General Obligation Bonds (17.6%)
Ohio County, West Virginia, Board of Education, 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	869,720
Ohio County, West Virginia, Board of Education, 5.50%, 6/1/14, MBIA	880,000	1,018,600
West Virginia State, 5.50%, 6/1/09, FSA	2,000,000	2,231,020
West Virginia State, 5.50%, 6/1/10, FSA	1,500,000	1,691,115

West Virginia State, 5.25%, 6/1/12, Callable 6/1/08 @ 101, FGIC	830,000	905,339
West Virginia State, Series D, 5.25%, 11/1/12, Callable 11/1/06 @ 102, FGIC	1,495,000	1,598,708
West Virginia State, 5.75%, 6/1/14, Callable 6/1/09 @ 101	2,000,000	2,241,280
West Virginia State, 5.75%, 6/1/15, Callable 6/1/09 @ 101	1,000,000	1,118,620
West Virginia State, 5.625%, 6/1/19, Callable 6/1/10 @ 101, FGIC	1,000,000	1,120,540

		12,794,942

Health Care Bonds (14.5%)
Logan County, West Virginia, Logan County Health, 8.00%, 12/1/16	690,000	935,378
South Charleston, West Virginia, 5.50%, 10/1/09, Callable 10/1/05 @ 100, MBIA	520,000	521,352
Weirton, West Virginia, Municipal Hospital Building, Series A, 5.25%, 12/1/11	2,580,000	2,722,519
West Virginia State Hospital Finance Authority, Series A, 5.60%, 1/1/05, AMBAC	200,000	200,000
West Virginia State Hospital Finance Authority, 5.90%, 1/1/06, Callable 1/1/05 @ 100, MBIA	680,000	681,979
West Virginia State Hospital Finance Authority, 3.50%, 1/1/09	1,025,000	1,047,294
West Virginia State Hospital Finance Authority, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	800,000	844,720
West Virginia State Hospital Finance Authority, 6.00%, 9/1/12, Callable 9/1/10 @ 101	590,000	660,440
West Virginia State Hospital Finance Authority, Series A, 6.50%, 9/1/16	510,000	626,295
West Virginia State Hospital Finance Authority, 6.10%, 1/1/18, Callable 1/1/05 @ 100, MBIA	1,300,000	1,303,796
West Virginia State Hospital Finance Authority, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	1,004,522

		10,548,295

Housing Bonds (2.5%)
Cabell, Putnam & Wayne Counties, West Virginia, Single Family Residential Mortgage, 7.375%, 4/1/11, FGIC	640,000	780,902
Webster County, West Virginia, Housing Development Corporate Mortgage, 6.50%, 4/1/18, Callable 10/1/05 @ 100, FHA	1,010,000	1,021,575

		1,802,477

Pollution Control Bonds (7.1%)
Marshall County, West Virginia, Pollution Control, 5.45%, 7/1/14, Callable 1/1/05 @ 101, MBIA	950,000	962,008

Monongalia County, West Virginia, Pollution Control, 5.95%, 4/1/13, Callable 4/1/05 @ 100, MBIA	2,000,000	2,031,860
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/05 @ 102, AMBAC, MBIA	1,000,000	1,041,500
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/05 @ 102, AMBAC	1,100,000	1,145,650

		5,181,018

Transportation Bonds (19.8%)
Charleston, West Virginia, Series A, 7.00%, 6/1/16, LOC - Bank One West Virginia	580,000	593,775
Charleston, West Virginia, Urban Renewal Authority, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,060,000	1,168,353
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,279,279
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,122,160
West Virginia Economic Development Authority, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,347,800
West Virginia Economic Development Authority, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,119,160
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/10	750,000	813,045
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/11	785,000	851,890
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/12	815,000	881,105
West Virginia State Parkways Economic Development & Tourism Authority, 5.00%, 5/15/10, FGIC	2,055,000	2,263,665
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/12, FGIC	1,000,000	1,123,240
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/17, FGIC	700,000	793,492

		14,356,964

Utility Bonds (7.7%)
Fairmont, West Virginia, Waterworks, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	739,704

Harrison County, West Virginia, County Commission Solid Waste Disposal, 6.30%, 5/1/23, Callable 5/1/05 @ 100, AMBAC	860,000	870,673
Parkersburg, West Virginia, Waterworks & Sewer Systems, 5.80%, 9/1/19, Callable 9/1/06 @ 102, FSA	2,660,000	2,855,510
West Virginia State Water Development Authority, Series A, 5.50%, 11/1/18, Callable 11/1/09 @ 102, AMBAC	1,000,000	1,119,920

		5,585,807

Total Municipal Bonds (Cost $67,312,223)		70,349,390

Investment Company (2.4%)
Federated Tax Exempt Money Market Fund	1,775,754	1,775,754

Total Investment Company (Cost $1,775,754)		1,775,754

Total Investments (Cost $69,087,977) (a) - 99.3%		$72,125,144

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,053,389
Unrealized depreciation	(16,222)

Net unrealized appreciation	$3,037,167

AMBAC	– Insured by the AMBAC Indemnity Corporation.
FGIC	– Insured by the Financial Guaranty Insurance Corporation.
FHA	– Insured by the Federal Housing Authority.
FSA	– Insured by the Financial Security Assurance.
LOC	– Line of Credit.
MBIA	– Insured by the Municipal Bond Insurance Association.

See accompanying notes to the schedules of portfolio investments.

Prime Money Market Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Amortized Cost
Certificates of Deposit (6.5%)
Banking (6.5%)
Christian Life Assembly of the Assemblies of God, (LCD Fulton Bank), 2.54%, 1/6/05	$3,400,000	$3,400,000
Royal Bank of Canada, Montreal, 1.40%, 2/8/05	12,000,000	12,000,000
Toronto Dominion Bank, 2.44%, 3/16/05	10,000,000	10,000,000
U.S. Bank NA, Minneapolis, 1.28%, 2/23/05	5,000,000	4,999,891
Vestavia Hills Baptist, (LCD Amsouth Bank, NA) 2.49%, 1/6/05	3,100,000	3,100,000
Washington Mutual Bank, 2.25%, 2/2/05	15,000,000	15,000,000
Washington Mutual Bank, 2.35%, 2/2/05	15,000,000	15,000,000

Total Certificates of Deposit (Amortized Cost $63,499,891)		63,499,891

Commercial Paper* (25.4%)
Banking (7.3%)
Bank of America Corp., 2.14%, 4/6/05	10,000,000	9,943,528
Bavaria TRR, (SWP Bayerische Hypothekenund), 2.30%, 1/3/05 (b)	11,000,000	10,998,594
Bavaria TRR, (SWP Bayerische Hypothekenund), 2.37%, 1/5/05 (b)	20,000,000	19,994,733
Bavaria TRR, (SWP Bayerische Hypothekenund), 2.35%, 1/5/05 (b)	19,000,000	18,995,039
Bavaria TRR, (SWP Bayerische Hypothekenund), 2.40%, 1/20/05 (b)	2,000,000	1,997,467
CIT Group, Inc., 2.10%, 3/15/05	3,000,000	2,987,225
Countrywide Home Loans, Series L, 2.14%, 1/18/05	5,000,000	5,000,151
KBC Financial Products International, Ltd., (KBC Bank NV), 1.85%, 2/8/05 (b)	7,000,000	6,986,331

		71,902,917

Department Stores (0.6%)
May Department Stores Co., 2.24%, 1/3/05 (b)	700,000	699,913
May Department Stores Co., 2.44%, 1/10/05 (b)	5,422,000	5,418,692

		6,118,605

Financial Services (17.5%)
Aspen Funding Corp., 1.85%, 2/14/05 (b)	8,000,000	7,981,911
Chariot Funding LLC, 2.34%, 1/25/05 (b)	6,000,000	5,990,640
Daimler Chrysler NA Holding Corp., 2.47%, 1/13/05	2,000,000	1,998,353

Daimler Chrysler NA Holding Corp., 2.36%, 1/24/05	7,000,000	6,989,446
Daimler Chrysler NA Holding Corp., 2.48%, 3/8/05	400,000	398,181
Edison Asset Securitization, 2.54%, 6/1/05 (b)	10,000,000	9,893,461
Fairway Finance Company LLC, 1.88%, 2/18/05 (b)	1,000,000	997,493
FCAR Auto Loan Trust, 1.87%, 2/15/05	10,000,000	9,976,625
FCAR Auto Loan Trust, 2.01%, 3/8/05	2,000,000	1,992,630
FCAR Auto Loan Trust, 2.54%, 5/16/05	4,000,000	3,961,900
GE Capital Corp. Inc., 1.99%, 3/9/05	5,000,000	4,981,482
Georgetown Funding LLC, 2.10%, 1/26/05 (b)	15,000,000	14,978,125
Georgetown Funding LLC, 2.31%, 2/1/05 (b)	5,000,000	4,990,054
Georgetown Funding LLC, 2.42%, 2/15/05 (b)	15,000,000	14,954,625
Georgetown Funding LLC, 2.45%, 2/22/05 (b)	10,000,000	9,964,611
John Deere Credit, Ltd., (GTD John Deere Capital Corp.) 2.31%, 1/12/05	5,000,000	4,996,471
John Deere Credit, Ltd., (GTD John Deere Capital Corp.) 2.40%, 1/21/05	4,000,000	3,994,667
K2 (USA) LLC, 2.11%, 3/31/05 (b)	2,000,000	1,989,567
New Center Asset Trust, 2.36%, 1/31/05	15,000,000	14,970,500
New Center Asset Trust, 2.03%, 3/8/05	3,000,000	2,988,835
New Center Asset Trust, 2.07%, 3/11/05	6,000,000	5,976,195
Paradigm Funding LLC, 1.79%, 1/10/05 (b)	4,000,000	3,998,210
Perry Global Funding LLC, 2.02%, 1/13/05 (b)	15,000,000	14,989,900
Picaros Funding LLC, 2.03%, 3/14/05 (b)	5,000,000	4,979,700
Picaros Funding LLC, 2.13%, 4/4/05 (b)	5,000,000	4,972,488
Textron Financial Corp., 2.24%, 1/10/05	8,000,000	7,995,520
Textron Financial Corp., 2.41%, 1/19/05	1,700,000	1,697,952

		173,599,542

Total Commercial Paper (Amortized Cost $251,621,064)		251,621,064

Corporate Bonds (6.1%)
Asset Backed Securities (2.1%)
Capital One Prime Auto Receivables Trust, Series 2004-2, 1.69%, 7/15/05	1,284,272	1,284,272
CIT Equipment Collateral, Series 2004 EF-1, 1.63%, 7/15/05	1,381,316	1,381,316
CNH Equipment Trust, Series 2004-A, 2.00%, 10/14/05	15,949,449	15,949,449
Daimler Chrysler Auto Trust, Series 2004-B, 1.72%, 8/8/05 (b)	993,832	993,832
Onyx Acceptance Auto Trust, Series 2004-B, 1.4%, 6/15/05	55,423	55,423
USAA Auto Owner Trust, Series 2004-2, 1.66%, 7/15/05	1,137,232	1,137,232

		20,801,524

Broker/Dealer (1.0%)
Goldman Sachs Group, Inc., 2.06%, 3/10/05 (c)	10,000,000	10,000,000

Financial Services (0.5%)
Beta Finance, Inc., (GTD Beta Finance Corp.), 1.295%, 1/24/05 (b)	4,500,000	4,499,986

Pharmaceuticals (0.3%)
Merek & Co., 4.48%, 2/22/05 (b)	3,000,000	3,013,573

Restaurants (0.2%)
McDonalds Corp., 4.545%, 3/7/05 (b)	2,000,000	2,010,964

Services (2.0%)
Dupont Teijin Films U.K., 2.42%, 1/12/05	20,000,000	20,000,000

Total Corporate Bonds (Amortized Cost $60,326,047)		60,326,047

U.S. Government Agencies (2.0%)
Federal Home Loan Bank (1.6%)
1.47%, 2/28/05, Callable 2/5/05 @ 100	3,000,000	3,000,000
1.36%, 4/1/05, Callable 3/8/05 @ 100	2,000,000	2,000,000
1.50%, 5/4/05, Callable 1/7/05 @ 100	8,000,000	8,000,000
1.60%, 5/16/05, Callable 1/21/05 @ 100	2,500,000	2,500,000

		15,500,000

Federal Home Loan Mortgage Corp. (0.4%)
3.875%, 2/15/05	4,000,000	4,012,423

Total U.S. Government Agencies (Amortized Cost $19,512,423)		19,512,423

Variable Rate Notes** (39.0%)
Banking & Financial Services (20.3%)
Anchor Holdings, (LCD U.S. Bank NA) 2.45%, 1/6/05	1,840,000	1,840,000
Bartlett, Illinois, Redevelopement Project, 2.60%, 1/5/05	5,000,000	5,000,000
Becker, Minnesota Pollution Control, (SWP Bank of New York), 2.55%, 1/5/05	8,700,000	8,700,000
Blue Heron Funding Ltd., Series 3A, Class A, (GTD WestLB AG), 2.43%, 1/29/05 (b)	30,000,000	30,000,000
Guilford Capital, LLC, Series 2002-A, (LCD Regions Bank, Alabama), 2.62%, 1/6/05	1,620,000	1,620,000
H.C. Equities, (LCD Wachovia Bank NA), 2.42%, 1/6/05	4,935,000	4,935,000
HBOS Treasury Services, PLC, 2.39%, 1/25/05 (b)	8,000,000	8,000,000
HBOS Treasury Services, PLC, 1.96%, 1/25/05	10,000,000	10,000,000
HBOS Treasury Services, PLC, 1.98%, 1/25/05	25,000,000	25,000,000
Indian Hills Country Club, (LCD Amsouth Bank NA, Birningham), 2.49%, 1/6/05	3,785,000	3,785,000
J.W. Harris Company, Inc. (LCD Fifth Third Bank), 2.42%, 1/6/05	3,635,000	3,635,000

Maryland Economic Development Corp.,
(LCD Manufacturers & Traders Trust Co.), 2.57%, 1/4/05	7,000,000	7,000,000
Monet Trust, (SWP DresdenBank AG), 2.03%, 3/28/05 (b)(c)	5,000,000	5,000,000
Monet Trust, (SWP DresdenBank AG), 2.62%, 3/28/05 (b)(c)	25,000,000	25,000,000
New Keibler Thompson Co., (LCD Manufacturers & Traders Trust Co.), 2.57%, 1/14/05	8,265,000	8,265,000
Quality Synthetic Rubber Co., (LCD U.S. Bank NA), 2.45%, 1/6/05	858,000	858,000
Seven Hills School, (LCD Fifth Third Bank, Cincinnati) 2.45%, 1/6/05	1,070,000	1,070,000
Spira Millenium, (LCD Fleet National Bank), 2.55%, 1/6/05	3,830,000	3,830,000
Stone Creek, (LCD Columbus Bank and Trust Co.), 2.47%, 1/6/05	14,485,000	14,485,000
Suntrust Bank, 2.02%, 1/4/05	4,000,000	4,001,120
TOG Properties, Inc., 2.49%, 1/6/05	7,900,000	7,900,000
Wells Fargo & Co., 2.31%, 1/4/05	6,000,000	6,000,000
Wells Fargo & Co., 2.47%, 1/14/05	3,000,000	3,000,000
World Wildlife Fund, Inc., (AMBAC Financial Group, Inc.), 2.44%, 1/6/05	4,870,000	4,870,000
YSR LLC, (LCD Amsouth Bank, NA), Series 2003, 2.49%, 1/6/05	2,139,000	2,139,000

		200,933,271

Broker/Dealer (4.3%)
Merrill Lynch & Company, Inc., 2.33%, 1/4/05	10,000,000	10,000,000
Merrill Lynch & Company., Inc., 2.53%, 2/28/05	1,000,000	1,001,001
Merrill Lynch & Company, Inc., 2.54%, 3/14/05 (b)	12,000,000	12,000,000
Morgan Stanley, 2.33%, 1/3/05	7,000,000	7,000,000
Morgan Stanley, 2.33%, 1/4/05	5,000,000	5,000,000
Morgan Stanley, 2.46%, 1/27/05	8,000,000	8,000,000

		43,001,001

Federal Home Loan Mortgage Corp. (2.7%)
2.42%, 3/9/05	27,000,000	27,000,000

Financial Services (6.4%)
Compass Securitization, 2.30%, 3/8/05 (b)	14,000,000	13,999,422
Depfa Bank PLC, 1.76%, 3/15/05 (b)	15,000,000	14,999,999
General Electric Capital Corp., 2.46%, 1/10/05 (b)	7,000,000	7,000,000
General Electric Capital Corp., 2.51%, 1/18/07 (b)	7,000,000	7,000,000
General Electric Capital Corp., 1.815%, 2/9/05 (c)	5,000,000	5,000,000
General Electric Capital Corp., 1.76%, 2/14/05	5,000,000	5,001,488

Sigma Finance, Inc., 2.35%, 1/18/05 (b)	5,000,000	4,999,626
Sigma Finance, Inc., 2.35%, 1/18/05 (b)	5,000,000	4,999,623

		63,000,158

Financial, Speciality (3.3%)
K2 (USA) LLC, (KBC Bank NV), 2.34%, 1/10/05 (b)	8,000,000	8,000,881
K2 (USA) LLC, (KBC Bank NV), 2.35%, 1/18/05 (b)	2,000,000	1,999,852
K2 (USA) LLC, (KBC Bank NV), 2.42%, 1/25/05 (b)	1,000,000	1,000,081
K2 (USA) LLC, (KBC Bank NV), 2.20%, 2/7/05 (b)	6,000,000	6,000,856
K2 (USA) LLC, (KBC Bank NV), 2.435%, 3/15/05 (b)	4,000,000	3,999,437
Paradigm Funding LLC, 2.29%, 1/5/05 (b)	11,800,000	11,799,999

		32,801,106

Insurance (2.0%)
Allstate Life Insurance Co., 1.93%, 3/1/05 (c)	2,000,000	2,000,000
Jackson National Life Insurance Co., 2.50%, 1/24/05 (c)	3,000,000	3,000,000
Metropolitan Life Insurance Co., 2.32%, 2/1/05 (c)	5,000,000	5,000,000
New York Life Insurance Co., 1.89%, 2/26/05 (c)	5,000,000	5,000,000
Travelers Insurance Co., 2.44%, 2/19/05 (c)	5,000,000	5,000,000

		20,000,000

Total Variable Rate Notes (Amortized Cost $386,735,536)		386,735,536

Collateralized Loan Agreements (11.6%)
Bear Stearns Companies, Inc., 2.46%, dated 12/31/04 maturing 1/3/05, with a maturity value of $25,005,130 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000
Greenwich Capital Marketing, 2.44%, dated 12/31/04 maturing 1/3/05, with a maturity value of $45,009,150 (Collateralized fully by various U.S. Government Agencies)	45,000,000	45,000,000
Lehman Brothers Holdings, Inc., 2.46%, dated 12/31/04 maturing 1/3/05, with a maturity value of $20,004,104 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Merrill Lynch & Company, Inc., 2.46%, dated 12/31/04 maturing 1/3/05, with a maturity value of $25,005,130 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000

Total Collateralized Loan Agreements (Amortized Cost $115,000)		115,000,000

Repurchase Agreement (9.5%)
Countrywide Securities, 2.28%, date 12/31/04 maturing 1/3/05, with a maturity value of $94,547,988 (Collaterized fully by various U.S. Government Agencies)	94,542,000	94,542,000

Total Repurchase Agreement (Amortized Cost $94,542,000)
Total Investments (Amortized Cost $991,236,962) (a) - 100.1%		$991,236,962

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Cost for federal income tax and financial reporting purposes is the same.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be illiquid. Represents 6.6% of net assets.

LLC	– Limited Liability Company.

*	Discount note. Rate disclosed represents the effective yield at December 31, 2004.
**	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is the rate in effect as of December 31, 2004. The maturity date reflected is the next reset date.

See accompanying notes to the schedules of portfolio investments.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Principal Amount	Amortized Cost
U.S. Treasury Bills* (26.0%)
1.81%, 2/10/05	$50,000,000	$49,899,444
1.91%, 2/17/05	100,000,000	99,750,175
1.96%, 3/31/05	10,000,000	9,951,483
2.17%, 4/14/05	40,000,000	39,751,141
2.32%, 5/26/05	40,000,000	39,625,719
2.41%, 6/16/05	30,000,000	29,666,340

Total U.S. Treasury Bills (Amortized Cost $268,644,302)		268,644,302

U.S. Treasury Bonds & Notes (24.2%)
1.625%, 1/31/05	40,000,000	39,998,582
1.50%, 2/28/05	40,000,000	39,982,426
1.625%, 3/31/05	40,000,000	39,967,866
1.625%, 4/30/05	40,000,000	39,951,942
6.50%, 5/15/05	30,000,000	30,495,251
1.125%, 6/30/05	30,000,000	29,885,064
1.50%, 7/31/05	30,000,000	29,903,614

Total U.S. Treasury Bonds & Notes (Amortized Cost $250,184,745)		250,184,745

Repurchase Agreements (49.9%)
Bank of America Corp., 1.60%, dated 12/31/04, maturing 1/3/05, with maturity value of $134,017,867 (Collateralized fully by various U.S. Treasury Notes)	134,000,000	134,000,000
First Boston, 1.60%, dated 12/31/04, maturing 1/3/05, with maturity value of $100,968,010 (Collateralized fully by various U.S. Treasury Notes)	100,954,549	100,954,549
Goldman Sachs Group, Inc., 1.54%, dated 12/31/04, maturing 1/3/05, with maturity value of $235,030,158 (Collateralized fully by various U.S. Treasury Notes)	235,000,000	235,000,000
Lehman Brothers, 1.60%, dated 12/31/04, maturing 1/3/05, with maturity value of $47,006,266.67 (Collateralized fully by various U.S. Treasury Notes)	47,000,000	47,000,000

Total Repurchase Agreements (Cost $516,954,549)		516,954,549

Total Investments (Amortized Cost $1,035,783,596) (a) - 100.1%		$1,035,783,596

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Cost for federal income tax and financial reporting purposes is the same.
*	Discount note. Rate disclosed represents the effective yield at December 31, 2004.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares	Fair Value
Investment Companies (100.4%)
BB&T Intermediate Corporate Bond Fund - Institutional Class	1,306,388	$13,756,268
BB&T Intermediate U.S. Government Fund - Institutional Class	2,488,721	25,335,177
BB&T International Equity Fund - Institutional Class (b)	539,954	5,032,373
BB&T Large Company Growth Fund - Institutional Class (b)	940,305	8,528,568
BB&T Large Company Value Fund - Institutional Class	689,934	12,860,378
BB&T Mid Cap Growth Fund - Institutional Class (b)	122,137	1,587,781
BB&T Mid Cap Value Fund - Institutional Class	137,764	2,348,878
BB&T Short U.S. Government Fund - Institutional Class	714,564	6,902,685
BB&T Small Company Growth Fund - Institutional Class (b)	71,847	1,014,479
BB&T Small Company Value Fund - Institutional Class	99,535	1,513,926
BB&T U.S. Treasury Money Market Fund - Institutional Class	3,085,515	3,085,515

Total Investment Companies (Cost $75,927,356)		81,966,028

Total Investments in Affiliates (Cost $75,927,356) (a) - 100.4%		$81,966,028

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$6,569,165
Unrealized depreciation	(530,493)

Net unrealized appreciation	$6,038,672

(b)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Investment Companies (100.2%)
BB&T Intermediate Corporate Bond Fund - Institutional Class	724,449	$7,628,445
BB&T Intermediate U.S. Government Fund - Institutional Class	1,387,367	14,123,391
BB&T International Equity Fund - Institutional Class (b)	870,366	8,111,812
BB&T Large Company Growth Fund - Institutional Class (b)	1,514,980	13,740,872
BB&T Large Company Value Fund - Institutional Class	1,114,999	20,783,589
BB&T Mid Cap Growth Fund - Institutional Class (b)	196,093	2,549,213
BB&T Mid Cap Value Fund - Institutional Class	221,423	3,775,259
BB&T Short U.S. Government Fund - Institutional Class	398,719	3,851,626
BB&T Small Company Growth Fund - Institutional Class (b)	116,158	1,640,146
BB&T Small Company Value Fund - Institutional Class	159,734	2,429,556
BB&T U.S. Treasury Money Market Fund - Institutional Class	2,864,671	2,864,671

Total Investment Companies (Cost $75,623,501)		81,498,580

Total Investments in Affiliates (Cost $75,623,501) (a) - 100.2%		$81,498,580

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$6,088,738
Unrealized depreciation	(213,659)

Net unrealized appreciation	$5,875,079

(b)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Growth Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Shares	Fair Value
Investment Companies (100.1%)
BB&T Intermediate Corporate Bond	289,853	$3,052,154
Fund - Institutional Class BB&T Intermediate U.S. Government	546,836	5,566,787
Fund - Institutional Class BB&T International Equity Fund -	799,703	7,453,235
Institutional Class (b) BB&T Large Company Growth Fund -	1,391,862	12,624,185
Institutional Class (b) BB&T Large Company Value Fund -	1,022,073	19,051,442
Institutional Class BB&T Mid Cap Growth Fund -	180,228	2,342,960
Institutional Class (b) BB&T Mid Cap Value Fund -	203,720	3,473,421
Institutional Class BB&T Short U.S. Government Fund -	157,607	1,522,483
Institutional Class BB&T Small Company Growth Fund -	106,186	1,499,352
Institutional Class (b) BB&T Small Company Value Fund -	147,224	2,239,272
Institutional Class BB&T U.S. Treasury Money Market Fund - Institutional Class	2,282,544	2,282,544

Total Investment Companies (Cost $57,976,616)		61,107,835

Total Investments in Affiliates (Cost $57,976,616) (a) – 100.1%		$61,107,835

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,957,817
Unrealized depreciation	(826,598)

Net unrealized appreciation	$3,131,219

(b)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Capital Manager Equity Fund

Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Investment Companies (100.1%)
BB&T International Equity Fund - Institutional Class (b)	544,408	$5,073,887
BB&T Large Company Growth Fund - Institutional Class (b)	948,379	8,601,800
BB&T Large Company Value Fund - Institutional Class	696,792	12,988,211
BB&T Mid Cap Growth Fund - Institutional Class (b)	122,694	1,595,018
BB&T Mid Cap Value Fund - Institutional Class	138,537	2,362,057
BB&T Small Company Growth Fund - Institutional Class (b)	72,158	1,018,869
BB&T Small Company Value Fund - Institutional Class	100,233	1,524,551
BB&T U.S. Treasury Money Market Fund - Institutional Class	1,645,790	1,645,790

Total Investment Companies (Cost $31,304,411)		34,810,183

Total Investments in Affiliates (Cost $31,304,411) (a) – 100.1%		$34,810,183

Percentages indicated are based on net assets as of December 31, 2004.

(a)	Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,505,772
Unrealized depreciation	—

Net unrealized appreciation	$3,505,772

(b)	Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

December 31, 2004

(Unaudited)

1. Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Intermediate Corporate Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Fund of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Fund of Funds invest in other Fund Portfolios as opposed to individual securities.

The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Funds offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of December 31, 2004, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedule of Portfolio Investments (the “Schedule”). The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

Continued

Notes to Schedules of Portfolio Investments, Continued

December 31, 2004

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price. Effective February 1, 2004, the International Equity Fund began utilizing a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for Schedule of Portfolio Investments purposes as unrealized gains or losses until the contract settlement date.

Continued

Notes to Schedules of Portfolio Investments, Continued

December 31, 2004

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of December 31, 2004.

Securities Transactions:

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds held no when-issued securities as of December 31, 2004.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

Each Variable Net Asset Value Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Funds may also purchase put and call options. The Variable Net Asset Value Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. The Equity Income Fund and Special Opportunities Equity Fund had the following transactions in written covered call options during the quarter ended December 31, 2004.

Continued

Notes to Schedules of Portfolio Investments, Continued

December 31, 2004

	Equity Income Fund		Special Opportunities Fund
Covered Call Options	Shares Subject to Contract	Premiums	Shares Subject to Contract	Premiums
Balance at beginning of period	885	$13,207	2,048	$301,555
Options written	450	26,774	2,803	244,030
Options closed	—	—	—	—
Options expired	(225)	(21,824)	(635)	(100,512)
Options exercised	—	—	(2,722)	(227,240)

Options outstanding at end of period	1,110	$18,157	1,494	$217,833

The following is a summary at options outstanding as of December 31, 2004

Security	Shares Subject to Contract	Fair Value
Equity Income Fund
Marsh & McLennan Companies, Inc., $35.00, 1/22/05	225	$4,500
Nokia Corp. - ADR, $17.50, 1/22/05	885	8,850
		$13,350

Special Opportunities Equity Fund
L-3 Communications Holdings, Inc., $75.00, 1/22/05	477	$28,620
XTO Energy, Inc. $35.00, 2/19/05	1,017	193,230
		$221,850

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value. The cash collateral received by the Funds was pooled and at December 31, 2004 was invested in Commercial Paper, Corporate Bonds, Mutal Funds, and Repurchase Agreements (with interest rates ranging from 0.35% to 2.32% and maturity dates ranging from January 2005 through December 2005). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker- dealers, banks or institutional borrowers of securities, deemed by BB&T to be or good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of December 31, 2004, the following Funds had loans outstanding:

	Value of Collateral	Value of Loaned Securities
Large Company Value Fund	$226,765,202	$218,575,029
Large Company Growth Fund	136,803,162	132,646,938
Mid Cap Value Fund	56,227,197	54,458,494
Mid Cap Growth Fund	63,245,362	61,341,851
Small Company Value Fund	12,564,438	12,098,901
Small Company Growth Fund	23,139,062	22,169,296
Short U.S. Government Fund	90,772,502	88,731,113
Intermediate U.S. Government Fund	253,098,268	247,479,909
Intermediate Corporate Bond Fund	57,315,477	55,841,578

3. Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuer’s abilities to meet their obligations may be affected by economic developments in a specific state or region.

4. Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At December 31, 2004, the BB&T North Carolina Intermediate Tax-Free Fund, BB&T Virginia Intermediate Tax-Free Fund, and BB&T Prime Money Market Fund held restricted securities representing 2.1%, 1.3%, and 6.6% of net assets, respectively. The restricted securities held as of December 31, 2004 are identified below:

Security	Acquisition Date	Acquistition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Capital Facilities Finance Agency,
5.25%, 5/1/15, Callable 5/1/06 @ 102	5/15/2003	$2,360,375	$2,413,226	$2,356,298

BB&T Virginia Intermediate Tax-Free Fund
Virginia Gateway Community Development Authority,
6.375%, 3/1/30, Callable 3/1/13 @ 102	12/2/2003	1,000,000	1,000,000	1,024,310

BB&T Prime Money Market Fund
Allstate Life Insurance Co., 1.93%, 3/1/05	12/7/2000	2,000,000	2,000,000	2,000,000
General Electric Capital Assurance Corp., 1.815%, 2/9/05	5/21/2003	5,000,000	5,000,000	5,001,488
Goldman Sachs Group, Inc., 2.06%, 3/10/05	5/9/2003	10,000,000	10,000,000	10,000,000
Jackson National Life Insurance Co., 2.50%, 1/24/05	10/23/2000	3,000,000	3,000,000	3,000,000
Metropolitan Life Insurance Co., 2.32%, 2/1/05	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, (SWP DresdenBank AG), 2.62%, 3/28/05	12/23/2003	25,000,000	25,000,000	25,000,000
Monet Trust, (SWP DresdenBank AG), 2.03%, 3/28/05	3/28/2003	5,000,000	5,000,000	5,000,000
New York Life Insurance Co., 1.89%, 2/26/05	8/28/2003	5,000,000	5,000,000	5,000,000
Travelers Insurance Co., 2.44%, 2/19/05	8/20/2003	5,000,000	5,000,000	5,000,000

Continued

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date	February 28, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	February 28, 2005

*	Print the name and title of each signing officer under his or her signature.